UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2023 (unaudited)
Rating	Percentage of Fund Investments
Aaa	70.73%
Aa1	0.23
Aa2	1.09
Aa3	0.98
A1	4.33
A2	3.25
A3	3.63
Baa1	3.87
Baa2	5.66
Baa3	1.92
Ba1	0.33
Not Rated	0.13
Short Term Investments	3.85
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,022.48	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Investor Class
Actual	$1,000.00	$1,019.59	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class shares and 0.50% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.44%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 947,338
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	533,227
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	994,989
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	456,798
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	839,327
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,256,603
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,020,339
	CNH Equipment Trust
	Series 2021-B Class A4
1,300,000	0.70%, 05/17/2027	1,173,280
	Series 2022-B Class A2
2,000,000	3.91%, 03/15/2028	1,916,034
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,039,552
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	964,663
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,175,668
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	728,313
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,041,947
1,000,000	Verizon Master Trust Series 2021-1 Class A 0.50%, 05/20/2027	954,572
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	941,591
TOTAL ASSET-BACKED SECURITIES — 0.44% (Cost $16,334,019)		$ 15,984,241
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.64%
$ 1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	$ 1,008,990
1,000,000	Albemarle Corp 5.05%, 06/01/2032	968,204
2,000,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	2,000,655
1,000,000	Cabot Corp 5.00%, 06/30/2032	957,210
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	994,828
	CF Industries Inc
175,000	5.15%, 03/15/2034	167,413
1,000,000	4.95%, 06/01/2043	865,658
2,150,000	Dow Chemical Co 4.80%, 11/30/2028	2,126,774
1,250,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,224,185
1,500,000	Eastman Chemical Co 4.65%, 10/15/2044	1,264,365
	Ecolab Inc
500,000	1.65%, 02/01/2027	449,289
1,000,000	2.70%, 12/15/2051	662,872
1,000,000	Linde Inc(b) 4.70%, 12/05/2025	992,325
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	911,280
250,000	Mosaic Co 5.45%, 11/15/2033	243,477
500,000	Newmont Corp 2.80%, 10/01/2029	429,826
1,000,000	Nucor Corp 3.95%, 05/23/2025	969,575
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	980,790
1,000,000	4.13%, 03/15/2035	877,776
1,000,000	Rio Tinto Finance USA PLC 5.00%, 03/09/2033	1,008,794
2,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	1,601,914
500,000	Southern Copper Corp 5.25%, 11/08/2042	478,278
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	888,427
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	261,434
1,175,000	Westlake Corp 3.13%, 08/15/2051	735,182
		23,069,521
Communications — 2.17%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	925,577
175,000	1.90%, 08/15/2040	120,524
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,881,718
2,000,000	4.65%, 12/01/2029	2,005,056
175,000	2.10%, 05/12/2031	147,176
1,000,000	3.60%, 04/13/2032	932,361

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 2,500,000	2.50%, 06/03/2050	$ 1,662,479
1,675,000	3.10%, 05/12/2051	1,249,316
175,000	3.25%, 05/12/2061	126,609
750,000	America Movil SAB de CV 2.88%, 05/07/2030	651,805
	AT&T Inc
175,000	2.30%, 06/01/2027	157,388
2,629,000	4.30%, 02/15/2030	2,495,511
2,000,000	2.75%, 06/01/2031	1,687,519
4,838,000	2.55%, 12/01/2033	3,800,133
175,000	4.50%, 05/15/2035	160,878
3,222,000	3.30%, 02/01/2052	2,254,705
1,034,000	3.50%, 09/15/2053	731,985
925,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	637,106
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,945,000	4.91%, 07/23/2025	1,907,358
3,000,000	3.50%, 03/01/2042	2,006,692
2,000,000	5.38%, 05/01/2047	1,653,110
1,000,000	Cisco Systems Inc 5.90%, 02/15/2039	1,106,216
	Comcast Corp
1,000,000	4.55%, 01/15/2029	981,996
2,000,000	1.95%, 01/15/2031	1,636,584
1,000,000	5.50%, 11/15/2032	1,039,100
1,000,000	4.80%, 05/15/2033(b)	989,435
4,500,000	3.40%, 07/15/2046	3,415,087
175,000	2.80%, 01/15/2051	115,840
1,586,000	2.89%, 11/01/2051	1,063,344
1,388,000	2.94%, 11/01/2056	903,898
175,000	2.99%, 11/01/2063	110,878
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	766,454
2,000,000	Discovery Communications LLC 3.63%, 05/15/2030	1,754,355
	eBay Inc
1,000,000	2.60%, 05/10/2031	833,743
1,000,000	6.30%, 11/22/2032	1,050,748
2,000,000	Fox Corp 5.48%, 01/25/2039	1,868,231
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,228,889
1,000,000	Netflix Inc(a)(b) 4.88%, 06/15/2030	984,094
1,500,000	Paramount Global 2.90%, 01/15/2027	1,351,154
2,000,000	Rogers Communications Inc(a) 4.50%, 03/15/2042	1,660,204
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,021,943
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	560,994
Principal Amount		Fair Value
Communications — (continued)
	T-Mobile USA Inc
$ 1,500,000	1.50%, 02/15/2026	$ 1,355,396
1,000,000	4.80%, 07/15/2028	979,340
2,000,000	5.20%, 01/15/2033	1,987,142
1,500,000	4.38%, 04/15/2040	1,324,639
1,675,000	3.40%, 10/15/2052	1,195,374
175,000	3.60%, 11/15/2060	122,822
	TWDC Enterprises 18 Corp
500,000	1.85%, 07/30/2026	456,446
2,500,000	4.13%, 12/01/2041	2,199,405
1,000,000	VeriSign Inc 2.70%, 06/15/2031	832,337
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,394,308
1,110,000	2.10%, 03/22/2028	975,105
1,000,000	1.75%, 01/20/2031	788,934
1,675,000	2.55%, 03/21/2031	1,398,513
390,000	4.27%, 01/15/2036	351,639
3,500,000	2.85%, 09/03/2041	2,489,286
1,250,000	3.85%, 11/01/2042	1,011,119
1,175,000	3.55%, 03/22/2051	876,490
1,675,000	2.99%, 10/30/2056	1,063,895
175,000	3.70%, 03/22/2061	127,264
	Vodafone Group PLC
1,500,000	4.13%, 05/30/2025	1,463,567
1,000,000	5.63%, 02/10/2053	980,327
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,259,251
1,500,000	2.65%, 01/13/2031	1,305,957
		78,576,749
Consumer, Cyclical — 1.50%
1,000,000	Advance Auto Parts Inc 5.95%, 03/09/2028	986,736
1,000,000	American Honda Finance Corp 4.60%, 04/17/2025	986,820
1,000,000	Aptiv PLC 3.10%, 12/01/2051	628,698
175,000	AutoNation Inc 2.40%, 08/01/2031	132,768
500,000	AutoZone Inc 3.63%, 04/15/2025	482,522
175,000	Brunswick Corp 2.40%, 08/18/2031	134,155
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,210,683
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	812,156
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	989,567
500,000	3.50%, 04/03/2030	448,366
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	817,822
1,000,000	DR Horton Inc 1.40%, 10/15/2027	857,663
	General Motors Co
1,175,000	6.25%, 10/02/2043	1,149,034

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,500,000	5.20%, 04/01/2045	$ 1,279,534
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	446,107
1,000,000	5.40%, 04/06/2026	988,557
2,675,000	2.70%, 08/20/2027	2,368,957
1,000,000	6.00%, 01/09/2028	1,008,014
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	968,057
1,500,000	1.88%, 09/15/2031	1,220,118
2,000,000	4.50%, 09/15/2032(b)	1,976,864
1,500,000	3.63%, 04/15/2052	1,196,000
1,000,000	Hyatt Hotels Corp 5.75%, 01/30/2027	997,433
175,000	Las Vegas Sands Corp 2.90%, 06/25/2025	164,434
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,853,212
2,000,000	5.00%, 04/15/2033(b)	1,978,331
1,000,000	2.80%, 09/15/2041	707,248
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	939,115
1,500,000	4.90%, 04/15/2029	1,459,413
	McDonald's Corp
175,000	3.70%, 01/30/2026	169,157
1,000,000	2.63%, 09/01/2029	886,898
3,000,000	4.60%, 09/09/2032(b)	2,971,479
1,000,000	Mercedes-Benz Finance North America LLC(a) 1.45%, 03/02/2026	907,585
1,000,000	Nike Inc 2.85%, 03/27/2030	902,983
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	963,180
500,000	PACCAR Financial Corp(b) 2.00%, 02/04/2027	452,476
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,270,988
1,000,000	4.80%, 02/15/2033(b)	987,578
	Target Corp
1,500,000	3.38%, 04/15/2029	1,405,400
1,000,000	2.95%, 01/15/2052	700,747
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	851,844
	Toyota Motor Credit Corp
2,000,000	1.90%, 01/13/2027	1,805,892
1,000,000	4.45%, 06/29/2029	980,590
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	562,763
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,170,856
1,000,000	4.15%, 09/09/2032	986,346
1,000,000	4.10%, 04/15/2033	970,960
	Warnermedia Holdings Inc
1,000,000	6.41%, 03/15/2026	1,000,827
2,500,000	4.05%, 03/15/2029	2,285,300
2,000,000	5.05%, 03/15/2042	1,685,735
		54,107,968
Principal Amount		Fair Value
Consumer, Non-Cyclical — 4.35%
	Abbott Laboratories
$ 1,000,000	1.15%, 01/30/2028	$ 865,427
2,500,000	1.40%, 06/30/2030	2,056,460
	AbbVie Inc
925,000	2.60%, 11/21/2024	887,513
1,000,000	2.95%, 11/21/2026	934,244
2,500,000	4.50%, 05/14/2035	2,375,239
2,000,000	4.88%, 11/14/2048	1,890,047
1,175,000	4.25%, 11/21/2049	1,014,177
500,000	Aetna Inc 3.88%, 08/15/2047	389,704
750,000	Alcon Finance Corp(a) 5.38%, 12/06/2032	759,989
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	433,910
	Amgen Inc
175,000	1.65%, 08/15/2028	149,693
2,834,000	2.00%, 01/15/2032	2,238,123
5,229,000	2.80%, 08/15/2041	3,694,524
675,000	3.00%, 01/15/2052	450,018
1,892,000	2.77%, 09/01/2053	1,175,538
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
500,000	3.65%, 02/01/2026	484,283
5,500,000	4.70%, 02/01/2036	5,349,381
1,175,000	4.90%, 02/01/2046	1,123,054
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	869,648
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	999,425
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,206,899
1,000,000	4.00%, 09/18/2042	890,855
1,000,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	991,158
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	810,023
1,000,000	3.13%, 12/01/2051	659,595
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	475,388
1,000,000	4.30%, 08/22/2032	948,561
500,000	4.67%, 06/06/2047	459,446
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,451,336
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	871,270
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	870,701
1,500,000	1.45%, 11/13/2030	1,204,259
1,000,000	4.13%, 06/15/2039	911,741
1,500,000	4.35%, 11/15/2047	1,356,276
500,000	Bunge Ltd Finance Corp(b) 2.75%, 05/14/2031	419,716
500,000	Campbell Soup Co 2.38%, 04/24/2030	421,431
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	825,352

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Cargill Inc(a) 4.75%, 04/24/2033	$ 985,657
2,500,000	Centene Corp 2.50%, 03/01/2031	1,993,675
	Cigna Group
1,000,000	5.69%, 03/15/2026	1,001,156
2,000,000	2.40%, 03/15/2030	1,699,244
1,750,000	4.80%, 08/15/2038	1,652,023
175,000	4.90%, 12/15/2048	162,867
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	949,844
	Coca-Cola Co
2,500,000	2.00%, 03/05/2031	2,100,474
2,000,000	2.60%, 06/01/2050	1,396,764
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	918,374
750,000	Conagra Brands Inc 4.60%, 11/01/2025	733,100
	Constellation Brands Inc
2,000,000	4.75%, 05/09/2032	1,941,189
500,000	5.25%, 11/15/2048	478,732
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	926,598
	CVS Health Corp
750,000	1.30%, 08/21/2027	645,440
1,000,000	5.13%, 02/21/2030	993,096
1,000,000	5.25%, 01/30/2031	996,862
1,175,000	2.13%, 09/15/2031	943,549
2,833,000	4.78%, 03/25/2038	2,614,495
2,000,000	2.70%, 08/21/2040	1,396,065
1,315,957	CVS Pass-Through Trust 6.04%, 12/10/2028	1,305,114
1,000,000	Danaher Corp 2.80%, 12/10/2051	689,852
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,057,311
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	881,205
1,000,000	2.25%, 05/15/2030	837,669
500,000	4.10%, 05/15/2032	465,916
500,000	4.63%, 05/15/2042	449,355
1,000,000	6.10%, 10/15/2052	1,095,475
	Eli Lilly & Co
1,000,000	4.70%, 02/27/2033	1,013,108
1,000,000	2.25%, 05/15/2050	651,888
	Equifax Inc
1,000,000	5.10%, 06/01/2028	984,976
175,000	2.35%, 09/15/2031	139,536
	Estee Lauder Cos Inc
1,000,000	2.38%, 12/01/2029	864,606
1,000,000	4.65%, 05/15/2033(b)	983,184
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,012,252
1,000,000	5.91%, 11/22/2032	1,046,177
	General Mills Inc
1,000,000	4.20%, 04/17/2028	970,533
1,000,000	4.95%, 03/29/2033	991,067
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Gilead Sciences Inc
$ 1,000,000	1.20%, 10/01/2027	$ 862,974
2,175,000	2.60%, 10/01/2040	1,575,252
	Global Payments Inc
500,000	5.40%, 08/15/2032(b)	487,218
500,000	4.15%, 08/15/2049	374,270
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	896,440
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,850,778
2,000,000	2.38%, 07/15/2031	1,599,474
1,000,000	5.50%, 06/01/2033	998,301
675,000	3.50%, 07/15/2051	466,994
	Hershey Co
1,000,000	1.70%, 06/01/2030	829,563
1,000,000	4.50%, 05/04/2033	993,057
	Humana Inc
1,500,000	3.95%, 03/15/2027	1,433,398
1,000,000	5.88%, 03/01/2033	1,039,203
1,000,000	Illumina Inc 5.75%, 12/13/2027	1,004,406
1,000,000	J M Smucker Co(b) 2.13%, 03/15/2032	801,743
3,000,000	Johnson & Johnson 3.40%, 01/15/2038	2,614,471
1,000,000	Kellogg Co 5.25%, 03/01/2033	1,004,398
	Kenvue Inc(a)
1,000,000	5.00%, 03/22/2030	1,009,687
1,000,000	5.10%, 03/22/2043	1,016,100
2,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	2,445,875
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	863,103
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030(b)	1,856,008
500,000	5.00%, 07/15/2035	492,509
2,000,000	Kroger Co(b) 2.20%, 05/01/2030	1,653,827
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	945,231
1,000,000	Mars Inc(a) 4.75%, 04/20/2033	991,147
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	336,822
1,000,000	4.95%, 04/15/2033(b)	981,577
1,000,000	McKesson Corp 1.30%, 08/15/2026	888,137
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	980,104
1,072,000	Medtronic Inc 4.63%, 03/15/2045	1,043,012
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	935,859
1,000,000	4.30%, 05/17/2030	978,684
500,000	1.45%, 06/24/2030	407,701
2,000,000	2.15%, 12/10/2031	1,657,081
1,000,000	4.90%, 05/17/2044	1,002,583

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	$ 414,024
500,000	Mondelez International Inc 2.75%, 04/13/2030	438,923
500,000	Moody's Corp 3.25%, 01/15/2028	465,603
2,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,728,823
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,330,121
	PepsiCo Inc
1,000,000	4.45%, 02/15/2033(b)	1,008,038
2,500,000	3.45%, 10/06/2046	2,055,037
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	802,365
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	956,377
500,000	4.00%, 12/15/2036	465,861
2,000,000	2.55%, 05/28/2040	1,472,321
1,000,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	996,232
2,000,000	Procter & Gamble Co 1.20%, 10/29/2030	1,612,552
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	797,069
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	137,178
1,000,000	S&P Global Inc 2.90%, 03/01/2032	866,750
1,000,000	Stryker Corp 4.63%, 03/15/2046	929,552
1,000,000	Sysco Corp 3.25%, 07/15/2027	933,721
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	831,051
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	150,794
1,175,000	2.00%, 10/15/2031	958,608
2,409,000	2.80%, 10/15/2041	1,795,576
1,000,000	Tyson Foods Inc 4.00%, 03/01/2026	966,306
	Unilever Capital Corp
185,000	1.75%, 08/12/2031	149,331
1,175,000	2.63%, 08/12/2051	803,156
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,019,526
2,000,000	4.00%, 05/15/2029	1,911,311
1,000,000	4.50%, 04/15/2033	974,003
1,500,000	3.50%, 08/15/2039	1,258,090
2,500,000	2.90%, 05/15/2050	1,742,464
1,000,000	5.05%, 04/15/2053	993,947
1,000,000	Universal Health Services Inc 2.65%, 10/15/2030	816,747
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	474,893
	Viatris Inc
175,000	2.70%, 06/22/2030	141,615
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	3.85%, 06/22/2040	$ 691,046
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	888,017
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	834,454
500,000	5.60%, 11/16/2032	522,651
		157,533,952
Energy — 1.74%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	900,837
467,000	4.08%, 12/15/2047	377,008
	BP Capital Markets America Inc
3,175,000	3.63%, 04/06/2030	2,950,627
1,500,000	2.77%, 11/10/2050	992,147
1,000,000	3.00%, 03/17/2052	689,620
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	944,471
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	807,216
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	491,530
175,000	2.74%, 12/31/2039	137,931
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,488,691
2,500,000	Chevron USA Inc 3.85%, 01/15/2028	2,438,289
43,000	Cimarex Energy Co 4.38%, 03/15/2029	36,380
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	471,104
1,175,000	3.76%, 03/15/2042	989,103
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	942,564
9,000	4.38%, 03/15/2029	8,397
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	941,174
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	900,121
1,175,000	Enbridge Inc 2.50%, 08/01/2033	917,620
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	947,481
1,000,000	4.20%, 04/15/2027	954,800
1,000,000	5.75%, 02/15/2033	1,006,546
1,000,000	5.15%, 03/15/2045	862,328
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,313,217
1,000,000	5.35%, 01/31/2033	1,016,915
664,000	4.85%, 08/15/2042	608,778
175,000	4.20%, 01/31/2050	146,260
500,000	EQT Corp 5.70%, 04/01/2028	493,484

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 3,000,000	Equinor ASA(b) 3.13%, 04/06/2030	$ 2,745,758
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	481,696
175,000	2.61%, 10/15/2030	153,639
1,175,000	3.00%, 08/16/2039	931,537
2,421,000	3.45%, 04/15/2051	1,881,100
500,000	Halliburton Co 5.00%, 11/15/2045	452,403
1,000,000	Hess Corp 5.60%, 02/15/2041	956,774
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	187,932
1,500,000	4.70%, 11/01/2042	1,246,470
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	885,151
500,000	2.00%, 02/15/2031	396,954
1,000,000	4.80%, 02/01/2033(b)	943,135
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	406,660
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	171,698
500,000	4.75%, 09/15/2044	418,177
	MPLX LP
1,000,000	4.25%, 12/01/2027	949,674
1,000,000	5.00%, 03/01/2033	957,885
1,500,000	4.50%, 04/15/2038	1,291,093
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	509,926
175,000	NOV Inc 3.60%, 12/01/2029	155,442
1,000,000	Occidental Petroleum Corp 6.13%, 01/01/2031	1,015,400
1,000,000	ONEOK Inc 6.10%, 11/15/2032	1,017,353
675,000	ONEOK Partners LP 6.20%, 09/15/2043	652,413
	Phillips 66
175,000	2.15%, 12/15/2030	142,798
1,000,000	5.30%, 06/30/2033	996,855
500,000	4.65%, 11/15/2034	472,009
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	967,525
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	947,764
1,000,000	Schlumberger Investment SA 4.85%, 05/15/2033	983,449
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029(c)	1,026,343
2,000,000	2.75%, 04/06/2030	1,785,821
500,000	4.13%, 05/11/2035	464,225
175,000	6.38%, 12/15/2038(c)	196,121
500,000	3.63%, 08/21/2042	414,206
140,000	4.38%, 05/11/2045(c)	126,189
Principal Amount		Fair Value
Energy — (continued)
$ 175,000	4.00%, 05/10/2046(c)	$ 148,625
175,000	3.25%, 04/06/2050(c)	130,180
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	938,855
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	530,515
175,000	3.75%, 03/04/2051	128,124
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	885,138
1,000,000	6.13%, 03/15/2033	1,021,790
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	894,752
	TransCanada PipeLines Ltd
1,000,000	6.20%, 03/09/2026	1,000,697
1,175,000	4.88%, 05/15/2048	1,052,204
500,000	Valero Energy Corp 7.50%, 04/15/2032	563,808
	Williams Cos Inc
1,000,000	5.40%, 03/02/2026	997,386
1,000,000	3.75%, 06/15/2027	943,699
675,000	2.60%, 03/15/2031	559,416
1,000,000	4.65%, 08/15/2032	947,012
		62,848,415
Financial — 8.31%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.88%, 01/23/2028	1,379,061
1,000,000	3.00%, 10/29/2028	864,653
1,500,000	3.85%, 10/29/2041	1,139,423
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,689,073
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	365,389
1,000,000	4.75%, 04/15/2035	927,834
1,000,000	Allstate Corp 3.28%, 12/15/2026	941,077
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,596,228
	American Express Co
1,000,000	3.95%, 08/01/2025	970,562
1,500,000	4.90%, 02/13/2026	1,484,598
1,000,000	1.65%, 11/04/2026	889,608
850,000	2.55%, 03/04/2027	773,848
1,000,000	5.04%, 05/01/2034	978,122
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,481,746
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,368,426
1,000,000	2.30%, 09/15/2031	795,515
1,000,000	5.55%, 07/15/2033	1,006,859
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	992,879

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Aon Corp / Aon Global Holdings PLC
$ 175,000	2.05%, 08/23/2031	$ 139,642
1,000,000	5.35%, 02/28/2033	1,007,285
675,000	2.90%, 08/23/2051	440,333
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	1,884,657
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	861,962
1,000,000	2.95%, 11/12/2026	886,233
825,000	2.45%, 08/20/2027(b)	702,948
1,000,000	Australia & New Zealand Banking Group Ltd 5.09%, 12/08/2025	995,307
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,389,365
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,872,207
175,000	2.96%, 03/25/2031	144,303
	Bank of America Corp
1,000,000	3.46%, 03/15/2025	980,126
1,000,000	3.95%, 04/21/2025	968,394
1,000,000	1.53%, 12/06/2025	934,809
1,000,000	3.38%, 04/02/2026	958,505
2,175,000	1.73%, 07/22/2027	1,941,763
5,500,000	2.50%, 02/13/2031	4,604,773
3,175,000	2.30%, 07/21/2032	2,539,260
2,500,000	2.57%, 10/20/2032	2,036,251
1,000,000	5.02%, 07/22/2033	978,244
1,000,000	2.48%, 09/21/2036	765,032
500,000	6.11%, 01/29/2037	527,308
2,000,000	4.08%, 04/23/2040	1,717,917
4,000,000	2.68%, 06/19/2041	2,808,575
1,000,000	5.88%, 02/07/2042	1,063,319
2,175,000	2.97%, 07/21/2052	1,478,453
	Bank of Montreal
1,000,000	4.25%, 09/14/2024	980,299
1,500,000	1.25%, 09/15/2026	1,322,374
1,000,000	2.65%, 03/08/2027	915,499
	Bank of New York Mellon Corp
1,350,000	4.95%, 04/26/2027	1,333,346
1,000,000	5.80%, 10/25/2028	1,019,270
1,000,000	1.90%, 01/25/2029	835,124
2,000,000	4.54%, 02/01/2029	1,946,548
1,000,000	1.80%, 07/28/2031	792,050
	Bank of Nova Scotia
2,500,000	1.05%, 03/02/2026	2,226,110
2,500,000	5.25%, 06/12/2028	2,482,979
	Barclays PLC
1,500,000	3.65%, 03/16/2025	1,437,798
500,000	5.30%, 08/09/2026	487,744
1,000,000	2.89%, 11/24/2032	786,970
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	841,590
175,000	1.45%, 10/15/2030	142,429
175,000	4.25%, 01/15/2049	159,365
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.85%, 10/15/2050	$ 695,877
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	946,507
1,000,000	3.25%, 04/30/2029	927,182
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	832,743
	Boston Properties LP REIT
500,000	3.20%, 01/15/2025	474,269
1,000,000	6.75%, 12/01/2027	1,011,308
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	966,885
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	478,193
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	867,849
	Canadian Imperial Bank of Commerce
1,000,000	2.25%, 01/28/2025(b)	948,136
1,000,000	3.95%, 08/04/2025	966,907
1,000,000	5.00%, 04/28/2028	984,181
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	960,826
1,000,000	1.88%, 11/02/2027	856,630
1,000,000	6.31%, 06/08/2029	993,263
1,000,000	5.25%, 07/26/2030	942,709
3,000,000	Charles Schwab Corp 0.90%, 03/11/2026	2,650,126
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	696,315
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	936,772
2,000,000	3.40%, 05/01/2026	1,902,030
3,250,000	4.45%, 09/29/2027	3,103,192
2,000,000	3.07%, 02/24/2028	1,840,483
3,000,000	3.52%, 10/27/2028	2,786,253
2,000,000	3.06%, 01/25/2033	1,669,749
3,500,000	2.90%, 11/03/2042	2,478,034
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,817,819
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	883,837
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	970,038
2,000,000	2.25%, 01/15/2031	1,630,081
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	842,660
3,000,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	2,451,764
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	779,860
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	877,924
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	980,463
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	758,693

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	$ 660,807
2,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	1,562,910
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	783,262
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	427,062
1,000,000	4.06%, 04/25/2028	920,024
1,000,000	4.77%, 07/28/2030	934,438
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	937,503
1,000,000	1.09%, 12/09/2026	891,136
1,000,000	1.43%, 03/09/2027	893,505
175,000	1.54%, 09/10/2027	153,808
2,500,000	4.48%, 08/23/2028	2,417,040
4,000,000	3.80%, 03/15/2030	3,699,032
5,555,000	2.38%, 07/21/2032	4,449,549
1,000,000	6.25%, 02/01/2041	1,074,886
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	151,340
1,000,000	Healthcare Realty Holdings LP REIT(b) 3.75%, 07/01/2027	923,154
	HSBC Holdings PLC
1,500,000	3.90%, 05/25/2026	1,429,348
175,000	1.59%, 05/24/2027	154,448
2,741,000	2.21%, 08/17/2029	2,293,030
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	705,013
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	910,467
2,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,864,974
500,000	Invesco Finance PLC 3.75%, 01/15/2026	481,751
	JPMorgan Chase & Co
1,025,000	0.97%, 06/23/2025	972,945
175,000	3.90%, 07/15/2025	170,594
4,729,000	0.77%, 08/09/2025(c)	4,453,936
1,500,000	5.55%, 12/15/2025	1,493,662
175,000	3.30%, 04/01/2026	166,718
1,524,000	2.08%, 04/22/2026	1,427,229
1,175,000	1.58%, 04/22/2027	1,055,400
2,000,000	3.63%, 12/01/2027	1,874,922
4,000,000	4.57%, 06/14/2030	3,843,171
1,175,000	2.74%, 10/15/2030	1,012,172
1,000,000	2.96%, 05/13/2031	857,450
1,425,000	1.95%, 02/04/2032	1,135,425
2,000,000	5.72%, 09/14/2033	2,028,986
1,000,000	3.88%, 07/24/2038	862,938
500,000	5.50%, 10/15/2040	513,336
1,000,000	KeyBank NA 4.39%, 12/14/2027	885,539
1,000,000	KeyCorp 4.79%, 06/01/2033	838,338
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	$ 678,009
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	778,226
250,000	4.60%, 02/01/2033	231,164
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,710,063
1,000,000	3.63%, 04/01/2026(b)	974,356
1,700,000	1.00%, 10/01/2026	1,520,573
1,000,000	3.75%, 02/15/2028	977,762
800,000	3.88%, 06/15/2028	785,843
2,000,000	0.75%, 09/30/2030	1,588,931
	Landwirtschaftliche Rentenbank(b)
1,000,000	0.50%, 05/27/2025	917,764
1,000,000	3.88%, 09/28/2027	981,640
1,000,000	Life Storage LP REIT 2.40%, 10/15/2031	792,213
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	804,744
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,405,000
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	133,209
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	485,681
1,000,000	2.38%, 12/15/2031	814,786
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	955,206
1,000,000	4.85%, 03/09/2033	1,016,764
1,000,000	MetLife Inc 5.25%, 01/15/2054	967,256
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025	909,586
1,000,000	4.40%, 06/30/2027	971,391
500,000	4.30%, 08/25/2029	473,857
2,000,000	2.40%, 01/11/2032	1,633,020
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	482,296
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,036,851
1,000,000	5.42%, 02/22/2029	994,701
1,000,000	2.85%, 01/19/2033	824,153
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,002,467
2,000,000	1.98%, 09/08/2031	1,580,177
1,000,000	2.56%, 09/13/2031	786,703
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	938,708
1,574,000	3.13%, 07/27/2026	1,473,963
1,500,000	4.35%, 09/08/2026	1,448,613
2,175,000	1.51%, 07/20/2027	1,926,980
2,000,000	5.12%, 02/01/2029	1,972,474
2,000,000	1.79%, 02/13/2032	1,551,394
1,175,000	2.24%, 07/21/2032	933,874
3,000,000	2.51%, 10/20/2032	2,423,150

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.94%, 01/21/2033	$ 831,228
500,000	4.89%, 07/20/2033	481,225
2,000,000	2.48%, 09/16/2036	1,517,481
1,000,000	5.95%, 01/19/2038	987,042
1,000,000	Morgan Stanley Domestic Holdings Inc 3.80%, 08/24/2027	948,042
	Nasdaq Inc
1,000,000	5.55%, 02/15/2034	1,003,933
1,500,000	3.95%, 03/07/2052	1,152,340
	National Australia Bank Ltd(a)
1,000,000	4.63%, 11/22/2027(b)	990,800
1,000,000	2.99%, 05/21/2031	797,166
1,000,000	National Australia Bank Ltd/New York 4.90%, 06/13/2028	990,130
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	980,239
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,036,743
	Oesterreichische Kontrollbank AG
1,000,000	0.38%, 09/17/2025	907,390
1,000,000	3.63%, 09/09/2027	971,096
	PNC Financial Services Group Inc
2,000,000	5.35%, 12/02/2028	1,977,761
2,000,000	2.31%, 04/23/2032	1,623,091
1,000,000	Principal Financial Group Inc 5.38%, 03/15/2033	990,649
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,742,643
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	979,654
1,000,000	Progressive Corp 4.95%, 06/15/2033	991,610
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	990,939
1,500,000	4.63%, 01/15/2033	1,464,370
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,495,215
1,000,000	3.70%, 10/01/2050	843,430
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	378,872
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	949,737
500,000	3.65%, 01/15/2028	466,323
1,000,000	1.80%, 03/15/2033	728,281
	Royal Bank of Canada
1,000,000	1.15%, 06/10/2025	923,103
3,000,000	1.40%, 11/02/2026	2,641,541
1,000,000	5.00%, 05/02/2033	975,820
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	861,537
	Simon Property Group LP REIT
2,500,000	1.75%, 02/01/2028	2,136,980
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.45%, 09/13/2029	$ 841,845
175,000	3.25%, 09/13/2049	117,593
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,005,487
2,000,000	2.20%, 03/03/2031	1,624,965
	Sumitomo Mitsui Financial Group Inc
3,000,000	1.47%, 07/08/2025	2,755,096
2,000,000	5.52%, 01/13/2028	2,007,653
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	840,553
1,000,000	Synchrony Bank 5.63%, 08/23/2027	938,270
500,000	Synchrony Financial 2.88%, 10/28/2031	363,575
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	725,687
	Toronto-Dominion Bank
2,500,000	2.80%, 03/10/2027	2,291,553
2,000,000	4.69%, 09/15/2027	1,957,410
1,000,000	Travelers Cos Inc 5.45%, 05/25/2053	1,046,586
	Truist Financial Corp
300,000	4.26%, 07/28/2026	288,335
1,000,000	1.95%, 06/05/2030	794,545
3,000,000	4.92%, 07/28/2033	2,741,536
1,000,000	Unum Group 4.13%, 06/15/2051	730,563
	US Bancorp
1,000,000	3.10%, 04/27/2026	934,532
2,000,000	2.22%, 01/27/2028	1,772,999
1,700,000	4.55%, 07/22/2028	1,625,747
500,000	Ventas Realty LP REIT(b) 3.25%, 10/15/2026	457,769
1,000,000	VICI Properties LP REIT 4.75%, 02/15/2028	946,834
2,000,000	Visa Inc 3.15%, 12/14/2025	1,917,060
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,437,676
2,500,000	3.00%, 04/22/2026	2,350,748
1,000,000	3.91%, 04/25/2026	966,782
750,000	4.30%, 07/22/2027	719,466
4,000,000	3.53%, 03/24/2028	3,733,398
3,000,000	4.90%, 07/25/2033	2,877,637
1,000,000	5.39%, 04/24/2034	993,614
2,000,000	4.40%, 06/14/2046	1,624,202
175,000	Western Union Co 1.35%, 03/15/2026	155,100
	Westpac Banking Corp
2,000,000	1.95%, 11/20/2028	1,714,436
1,000,000	2.89%, 02/04/2030	934,326
1,000,000	5.41%, 08/10/2033	947,412
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	860,171
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	782,688
		300,665,981

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — 2.11%
	3M Co
$ 500,000	2.00%, 02/14/2025	$ 471,618
1,000,000	3.63%, 10/15/2047	769,040
500,000	4.00%, 09/14/2048(b)	438,158
1,500,000	Agilent Technologies Inc 2.30%, 03/12/2031	1,227,526
2,000,000	Arrow Electronics Inc 6.13%, 03/01/2026	1,995,263
	Boeing Co
314,000	4.88%, 05/01/2025	309,538
175,000	2.75%, 02/01/2026	162,960
175,000	2.20%, 02/04/2026	160,616
3,000,000	2.95%, 02/01/2030	2,607,493
2,000,000	5.71%, 05/01/2040	1,995,014
1,500,000	3.63%, 03/01/2048	1,064,362
175,000	5.93%, 05/01/2060	173,318
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	494,799
1,000,000	4.45%, 01/15/2053	914,997
1,000,000	5.20%, 04/15/2054	1,019,911
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	768,739
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,635,954
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,919,190
	Caterpillar Financial Services Corp
1,000,000	2.15%, 11/08/2024	958,238
1,000,000	4.80%, 01/06/2026	997,814
500,000	Caterpillar Inc 5.20%, 05/27/2041	520,859
	CNH Industrial Capital LLC
500,000	3.95%, 05/23/2025	483,842
1,000,000	4.55%, 04/10/2028	966,936
	CSX Corp
2,250,000	4.25%, 03/15/2029	2,178,032
250,000	4.75%, 05/30/2042	230,198
1,000,000	4.50%, 11/15/2052	903,209
	Eaton Corp
500,000	4.15%, 03/15/2033	474,867
500,000	4.70%, 08/23/2052	478,967
	FedEx Corp
1,000,000	4.10%, 02/01/2045	808,036
175,000	5.25%, 05/15/2050(b)	168,175
1,000,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	1,001,302
1,000,000	GATX Corp 4.90%, 03/15/2033	948,060
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,840,141
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	485,651
	Honeywell International Inc
2,801,000	1.10%, 03/01/2027	2,469,720
500,000	4.25%, 01/15/2029	486,652
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Jabil Inc 4.25%, 05/15/2027	$ 951,849
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	482,115
	John Deere Capital Corp
1,000,000	3.40%, 06/06/2025	968,282
500,000	1.70%, 01/11/2027	451,864
1,000,000	1.75%, 03/09/2027	896,901
1,000,000	4.75%, 01/20/2028	999,167
3,000,000	3.90%, 06/07/2032	2,832,983
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	977,666
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	985,716
500,000	3.90%, 06/15/2032	470,890
500,000	4.09%, 09/15/2052	439,690
1,000,000	5.70%, 11/15/2054	1,110,266
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	817,948
500,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	475,781
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	956,849
1,000,000	3.05%, 05/15/2050	691,376
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	932,579
1,000,000	4.70%, 03/15/2033	981,412
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	907,114
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	661,190
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	915,632
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.55%, 05/01/2028	984,575
	Raytheon Technologies Corp
175,000	1.90%, 09/01/2031	139,710
1,000,000	5.15%, 02/27/2033	1,013,668
1,000,000	3.75%, 11/01/2046	805,722
1,500,000	4.35%, 04/15/2047	1,329,278
1,175,000	2.82%, 09/01/2051	789,134
1,000,000	Republic Services Inc(b) 2.38%, 03/15/2033	813,415
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	946,904
1,000,000	Ryder System Inc 1.75%, 09/01/2026	893,740
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	461,643
	Stanley Black & Decker Inc
1,000,000	6.27%, 03/06/2026(b)	1,009,064
1,000,000	2.30%, 03/15/2030	824,370
1,000,000	Textron Inc 3.90%, 09/17/2029	916,566

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	$ 1,012,433
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,598,177
500,000	3.60%, 09/15/2037	426,369
500,000	3.38%, 02/14/2042	399,510
1,000,000	2.95%, 03/10/2052	694,002
1,000,000	4.95%, 09/09/2052	992,292
	Union Pacific Railroad Co Pass Through Trust
217,086	5.87%, 07/02/2030	221,983
1,011	6.18%, 01/02/2031	1,035
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	465,457
1,000,000	3.05%, 11/15/2027	941,696
1,000,000	4.88%, 03/03/2033	1,010,548
500,000	Vulcan Materials Co 3.90%, 04/01/2027	481,144
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	806,472
2,000,000	Waste Management Inc 1.50%, 03/15/2031	1,592,922
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,164,574
		76,172,868
Technology — 2.01%
2,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	1,599,880
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,315,815
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	859,285
	Apple Inc
175,000	2.90%, 09/12/2027	164,211
1,500,000	3.00%, 11/13/2027	1,413,246
1,000,000	1.20%, 02/08/2028	866,705
952,000	1.40%, 08/05/2028(b)	821,712
1,000,000	4.15%, 05/10/2030	984,184
1,175,000	1.70%, 08/05/2031(b)	970,129
1,500,000	3.85%, 05/04/2043	1,338,502
1,500,000	2.65%, 05/11/2050	1,044,172
1,000,000	2.40%, 08/20/2050	669,697
2,175,000	2.70%, 08/05/2051	1,514,990
1,000,000	3.95%, 08/08/2052	881,349
1,500,000	Applied Materials Inc 1.75%, 06/01/2030	1,248,855
1,000,000	Autodesk Inc 2.40%, 12/15/2031	818,287
	Broadcom Inc
1,425,000	4.15%, 11/15/2030	1,311,070
3,500,000	3.42%, 04/15/2033(a)	2,926,904
573,000	4.93%, 05/15/2037(a)	518,567
175,000	3.50%, 02/15/2041(a)	130,905
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	897,880
Principal Amount		Fair Value
Technology — (continued)
	Dell International LLC / EMC Corp
$ 1,000,000	5.25%, 02/01/2028	$ 997,926
76,000	8.10%, 07/15/2036	88,917
2,000,000	3.38%, 12/15/2041(a)	1,410,360
35,000	8.35%, 07/15/2046	42,921
1,500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	1,032,246
	Fiserv Inc
175,000	2.25%, 06/01/2027	157,154
1,000,000	5.45%, 03/02/2028	1,004,883
1,000,000	4.20%, 10/01/2028	957,803
1,000,000	Hewlett Packard Enterprise Co 6.10%, 04/01/2026	1,002,581
2,891,000	HP Inc 2.65%, 06/17/2031	2,330,434
	Intel Corp
1,000,000	3.75%, 08/05/2027	956,109
1,175,000	1.60%, 08/12/2028	1,011,404
1,000,000	5.13%, 02/10/2030	1,006,134
175,000	2.00%, 08/12/2031	142,958
1,175,000	2.80%, 08/12/2041	837,094
2,000,000	5.63%, 02/10/2043	2,031,003
175,000	3.05%, 08/12/2051	117,278
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,944,765
2,500,000	4.00%, 06/20/2042	2,111,414
500,000	KLA Corp 4.65%, 07/15/2032	498,241
	Micron Technology Inc
1,000,000	6.75%, 11/01/2029	1,039,491
1,000,000	2.70%, 04/15/2032	788,868
	Microsoft Corp
190,000	2.40%, 08/08/2026	178,314
3,453,000	3.45%, 08/08/2036	3,149,448
1,000,000	2.53%, 06/01/2050	691,746
1,547,000	2.92%, 03/17/2052	1,150,918
1,675,000	NVIDIA Corp 1.55%, 06/15/2028	1,461,815
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	809,518
	Oracle Corp
800,000	2.50%, 04/01/2025	759,310
1,000,000	6.25%, 11/09/2032	1,061,492
4,000,000	4.90%, 02/06/2033	3,882,819
2,500,000	3.85%, 07/15/2036	2,086,472
175,000	6.13%, 07/08/2039	180,549
3,000,000	3.65%, 03/25/2041	2,311,287
175,000	4.00%, 07/15/2046	134,507
175,000	3.60%, 04/01/2050	125,048
175,000	3.95%, 03/25/2051	132,321
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,710,662
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,131,412
500,000	3.25%, 05/20/2050(b)	374,582

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,350,000	Roper Technologies Inc 1.00%, 09/15/2025	$ 1,227,464
1,175,000	Salesforce Inc 2.70%, 07/15/2041	863,278
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	988,160
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	839,773
1,000,000	4.10%, 08/16/2052	890,561
	VMware Inc
175,000	1.40%, 08/15/2026	154,532
1,000,000	2.20%, 08/15/2031	785,800
1,000,000	Workday Inc 3.80%, 04/01/2032	900,272
		72,788,389
Utilities — 2.09%
2,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,633,190
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	757,348
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	992,056
	American Electric Power Co Inc
1,000,000	5.75%, 11/01/2027	1,021,606
1,000,000	5.63%, 03/01/2033	1,016,659
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	791,257
	Appalachian Power Co
140,000	7.00%, 04/01/2038	157,519
1,000,000	3.70%, 05/01/2050	753,754
1,000,000	Arizona Public Service Co 5.55%, 08/01/2033	1,000,723
175,000	Atmos Energy Corp 5.50%, 06/15/2041	174,794
175,000	Avangrid Inc 3.80%, 06/01/2029	159,479
1,000,000	Baltimore Gas & Electric Co 5.40%, 06/01/2053	1,015,903
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	459,950
175,000	5.95%, 05/15/2037	180,212
175,000	5.15%, 11/15/2043	162,590
2,735,000	2.85%, 05/15/2051	1,767,833
1,000,000	Black Hills Corp 3.88%, 10/15/2049	737,242
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	454,925
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	838,618
2,000,000	CenterPoint Energy Resources Corp(b) 4.40%, 07/01/2032	1,909,441
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	906,846
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	$ 1,014,551
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	928,924
1,000,000	2.40%, 06/15/2031(b)	832,361
1,000,000	Constellation Energy Generation LLC 3.25%, 06/01/2025	951,785
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	900,739
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	168,576
1,500,000	3.38%, 04/01/2030	1,341,677
1,175,000	2.25%, 08/15/2031	946,629
175,000	4.70%, 12/01/2044	151,340
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	811,458
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,016,086
1,000,000	3.75%, 08/15/2047	785,706
1,000,000	DTE Energy Co 4.88%, 06/01/2028	978,132
	Duke Energy Carolinas LLC
2,000,000	2.45%, 02/01/2030	1,720,587
1,000,000	4.95%, 01/15/2033	992,593
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,376,156
175,000	3.50%, 06/15/2051	126,723
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	813,445
1,000,000	Duke Energy Indiana LLC 5.40%, 04/01/2053	1,007,878
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,007,104
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	528,382
1,000,000	5.25%, 03/15/2033(b)	1,015,692
527,536	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	499,129
1,000,000	Entergy Arkansas LLC 5.15%, 01/15/2033	1,002,140
	Entergy Corp
1,000,000	0.90%, 09/15/2025	898,102
175,000	2.80%, 06/15/2030	148,333
	Entergy Louisiana LLC
1,000,000	0.95%, 10/01/2024	942,633
1,000,000	4.75%, 09/15/2052	917,135
1,000,000	Eversource Energy 3.45%, 01/15/2050	732,559
1,000,000	Exelon Corp 5.30%, 03/15/2033	996,806
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	151,244
209,000	5.25%, 02/01/2041	209,267
171,000	4.05%, 10/01/2044	146,293
1,500,000	3.15%, 10/01/2049	1,093,499

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Georgia Power Co
$ 1,000,000	4.65%, 05/16/2028	$ 979,784
1,000,000	3.25%, 03/15/2051	704,643
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	158,328
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	984,368
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	516,943
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	167,540
1,175,000	MidAmerican Energy Co 2.70%, 08/01/2052	742,406
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028(b)	996,601
1,000,000	2.75%, 04/15/2032	832,835
	NextEra Energy Capital Holdings Inc
1,500,000	4.63%, 07/15/2027	1,466,711
2,000,000	5.05%, 02/28/2033	1,968,991
	NiSource Inc
1,000,000	2.95%, 09/01/2029	875,630
1,000,000	5.40%, 06/30/2033	1,000,668
1,000,000	Northern States Power Co 4.00%, 08/15/2045	813,018
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,015,970
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,295,313
1,000,000	ONE Gas Inc(b) 4.25%, 09/01/2032	945,045
1,000,000	PECO Energy Co 4.38%, 08/15/2052	883,109
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	1,019,092
175,000	Progress Energy Inc 7.75%, 03/01/2031	198,454
1,000,000	Public Service Co of Colorado 5.25%, 04/01/2053	960,389
	Public Service Electric & Gas Co
1,000,000	4.65%, 03/15/2033	981,076
1,000,000	4.05%, 05/01/2045	813,610
175,000	Public Service Enterprise Group Inc 1.60%, 08/15/2030	137,072
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	660,021
	Southern Co
500,000	3.70%, 04/30/2030	458,411
500,000	4.40%, 07/01/2046	427,595
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,009,914
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	927,564
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	89,912
Principal Amount		Fair Value
Utilities — (continued)
$ 1,500,000	Union Electric Co 2.15%, 03/15/2032	$ 1,200,487
	Virginia Electric & Power Co
1,000,000	3.75%, 05/15/2027	957,527
500,000	3.80%, 09/15/2047	390,708
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	922,829
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	149,475
1,000,000	4.60%, 06/01/2032	944,305
		75,641,953
TOTAL CORPORATE BONDS AND NOTES — 24.92% (Cost $992,004,873)		$ 901,405,796
FOREIGN GOVERNMENT BONDS AND NOTES
	African Development Bank
1,000,000	3.38%, 07/07/2025	970,990
1,000,000	4.38%, 03/14/2028	1,001,926
	Asian Development Bank
2,000,000	2.88%, 05/06/2025	1,924,002
1,000,000	4.25%, 01/09/2026	989,053
1,000,000	3.13%, 08/20/2027(b)	954,435
1,000,000	3.75%, 04/25/2028	976,870
1,500,000	5.82%, 06/16/2028	1,594,451
1,000,000	1.88%, 03/15/2029(b)	880,305
1,000,000	3.88%, 09/28/2032	989,800
1,000,000	3.88%, 06/14/2033	988,294
2,500,000	Asian Infrastructure Investment Bank 3.38%, 06/29/2025	2,412,385
1,500,000	Canada Government International Bond 0.75%, 05/19/2026	1,345,992
	Chile Government International Bond
500,000	2.75%, 01/31/2027	462,926
1,000,000	4.95%, 01/05/2036	986,603
4,000,000	3.50%, 01/25/2050	2,997,722
500,000	3.25%, 09/21/2071	323,754
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	448,641
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,332,415
	European Bank for Reconstruction & Development
1,000,000	0.50%, 11/25/2025	904,765
1,000,000	4.38%, 03/09/2028	1,003,866
	European Investment Bank
2,000,000	0.63%, 07/25/2025	1,834,912
2,000,000	1.38%, 03/15/2027	1,790,831
1,000,000	3.25%, 11/15/2027	959,991
2,000,000	3.88%, 03/15/2028	1,967,647
1,000,000	1.75%, 03/15/2029	875,700
1,000,000	3.63%, 07/15/2030	971,214
1,000,000	3.75%, 02/14/2033	984,661

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Export Development Canada
$ 1,000,000	3.38%, 08/26/2025	$ 970,056
1,000,000	4.38%, 06/29/2026	994,160
1,000,000	3.88%, 02/14/2028	981,891
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	923,285
2,000,000	5.13%, 01/11/2033	2,043,900
1,000,000	4.63%, 06/07/2033(a)	983,355
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	771,602
1,000,000	3.13%, 09/21/2051	619,420
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	942,159
1,000,000	4.65%, 09/20/2032	978,358
1,000,000	5.65%, 01/11/2053(b)	1,044,031
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024	1,413,225
2,000,000	0.63%, 07/15/2025	1,835,698
1,500,000	0.88%, 04/20/2026	1,353,167
2,000,000	1.13%, 07/20/2028	1,713,759
1,000,000	3.50%, 04/12/2033	959,688
1,000,000	Inter-American Investment Corp 4.13%, 02/15/2028	983,748
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	858,586
1,000,000	3.50%, 07/12/2028	965,393
9,500,000	1.13%, 09/13/2028	8,112,851
500,000	0.75%, 08/26/2030	396,115
2,000,000	1.25%, 02/10/2031	1,631,816
400,000	International Finance Corp 0.38%, 07/16/2025	365,768
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	933,720
1,000,000	4.50%, 01/17/2033	980,800
	Japan Bank for International Cooperation
1,000,000	4.25%, 04/27/2026(b)	981,736
4,000,000	2.25%, 11/04/2026	3,666,213
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	858,900
470,000	1.38%, 04/25/2027	413,567
2,000,000	4.25%, 09/08/2032	1,932,834
	Mexico Government International Bond
1,000,000	5.40%, 02/09/2028	1,016,792
2,000,000	4.75%, 04/27/2032	1,905,484
1,000,000	4.88%, 05/19/2033	954,060
500,000	3.50%, 02/12/2034	418,785
2,750,000	4.60%, 01/23/2046	2,281,493
1,000,000	6.34%, 05/04/2053	1,018,658
1,000,000	3.77%, 05/24/2061	678,670
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026	899,907
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	3.38%, 09/08/2027	$ 963,006
	Panama Government International Bond
2,000,000	3.16%, 01/23/2030	1,749,007
2,000,000	6.40%, 02/14/2035	2,083,659
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	979,590
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	396,485
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	875,120
500,000	3.00%, 01/15/2034	411,023
1,000,000	3.55%, 03/10/2051(b)	747,510
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	508,588
2,000,000	3.00%, 02/01/2028	1,859,600
200,000	5.61%, 04/13/2033(b)	210,849
1,000,000	5.00%, 07/17/2033	1,010,237
2,000,000	2.95%, 05/05/2045	1,417,778
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	920,269
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031(b)	2,430,208
1,000,000	4.20%, 07/06/2033	995,628
1,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	926,773
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	899,825
500,000	3.10%, 05/19/2027	472,987
1,000,000	1.13%, 10/07/2030	801,887
1,500,000	1.80%, 10/14/2031	1,246,581
	Province of Quebec Canada
500,000	2.75%, 04/12/2027	467,084
5,849,000	1.35%, 05/28/2030	4,815,761
1,000,000	Province of Saskatchewan Canada 3.25%, 06/08/2027	946,310
1,000,000	Republic of Italy Government International Bond(b) 3.88%, 05/06/2051	720,770
	Republic of Poland Government International Bond
500,000	3.25%, 04/06/2026	480,660
1,000,000	5.50%, 11/16/2027	1,025,136
1,000,000	5.75%, 11/16/2032	1,048,000
1,000,000	4.88%, 10/04/2033	980,960
	Svensk Exportkredit AB
1,000,000	0.63%, 05/14/2025	918,588
1,000,000	4.63%, 11/28/2025	992,040
1,000,000	4.13%, 06/14/2028	987,613
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	492,553

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	5.75%, 10/28/2034	$ 1,079,643
500,000	4.98%, 04/20/2055	485,906
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.34% (Cost $131,016,277)		$ 121,005,435
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.88%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	457,943
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	276,664
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	2,006,783
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,712,588
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,232,767
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	803,473
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
413,356	3.97%, 04/10/2051	392,919
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,024,018
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,039,165
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	586,862
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	263,452
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	794,284
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	925,843
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
2,500,000	3.76%, 06/10/2048	2,371,253
	Series 2018-C6 Class A4
1,020,000	4.41%, 11/10/2051	957,381
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	222,111
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	$ 1,681,082
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	2,874,483
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	861,521
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	576,856
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,448,106
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	927,911
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,280,683
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,065,416
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	841,121
		31,624,685
U.S. Government Agency — 27.34%
	Federal Home Loan Mortgage Corp
119,107	4.00%, 05/01/2026	117,498
87,807	3.00%, 01/01/2027	84,667
2,458	7.50%, 05/01/2027	2,481
279,452	2.50%, 11/01/2028	264,917
194,897	3.00%, 01/01/2029	186,426
537,729	3.00%, 02/01/2029	512,684
7,481	6.50%, 04/01/2029	7,649
1,099	7.50%, 08/01/2030	1,128
1,337,395	2.50%, 12/01/2031	1,240,776
245,788	2.50%, 02/01/2032	228,033
154,468	3.50%, 04/01/2032	148,645
34,890	6.50%, 11/01/2032	35,661
245,701	3.00%, 04/01/2033	231,274
124,484	3.50%, 05/01/2033	119,406
181,720	3.50%, 06/01/2033	172,170
292,942	4.00%, 07/01/2033	287,163
1,080,084	3.00%, 01/01/2034	1,016,628
144,584	3.50%, 03/01/2034	138,683
267,141	4.00%, 06/01/2034	260,473
216,102	3.50%, 09/01/2034	206,009
343,884	2.00%, 10/01/2034	306,913

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 723,404	3.00%, 12/01/2034	$ 677,446
859,785	2.50%, 02/01/2035	789,137
223,086	2.50%, 03/01/2035	203,510
1,788,154	2.00%, 07/01/2035	1,594,150
556,550	3.00%, 07/01/2035	520,815
775,150	2.00%, 08/01/2035	689,553
1,069,647	2.00%, 10/01/2035	955,791
1,589,285	1.50%, 12/01/2035	1,371,194
158,698	2.00%, 12/01/2035	141,504
1,035,110	1.50%, 01/01/2036	893,379
1,630,395	2.00%, 01/01/2036	1,445,707
1,438,546	1.50%, 02/01/2036	1,241,557
508,450	2.00%, 02/01/2036	450,855
1,637,525	2.50%, 02/01/2036	1,495,888
822,759	2.00%, 03/01/2036	730,183
8,338	6.00%, 03/01/2036	8,667
8,537	6.00%, 04/01/2036	8,850
580,119	1.00%, 05/01/2036	489,725
1,003,460	1.50%, 05/01/2036	866,036
1,038,358	2.00%, 05/01/2036	920,723
307,647	1.50%, 06/01/2036	265,539
528,286	2.50%, 06/01/2036	482,400
36,270	5.00%, 06/01/2036	36,571
1,331,805	1.50%, 07/01/2036	1,149,390
700,484	2.00%, 07/01/2036	621,117
248,544	1.00%, 08/01/2036	209,449
860,050	1.50%, 09/01/2036	742,241
802,615	2.00%, 09/01/2036	711,666
652,223	3.00%, 09/01/2036	603,708
3,453,512	2.00%, 10/01/2036	3,062,141
2,343,744	2.50%, 10/01/2036	2,136,451
2,555,111	1.50%, 12/01/2036	2,205,081
1,084,343	1.50%, 01/01/2037	935,784
398,873	1.50%, 03/01/2037	344,125
1,530,050	2.00%, 03/01/2037	1,356,783
576,868	2.50%, 03/01/2037	525,118
1,180,413	2.00%, 04/01/2037	1,046,442
459,103	3.00%, 04/01/2037	428,390
1,842,601	1.50%, 06/01/2037	1,589,693
540,627	5.00%, 10/01/2037	537,118
219,732	4.50%, 11/01/2037	215,518
12,664	5.50%, 11/01/2037	12,729
254,872	3.50%, 12/01/2037	242,345
228,593	4.00%, 12/01/2037	220,642
683,940	4.50%, 12/01/2037	670,824
9,816	5.50%, 12/01/2037	9,790
646,301	3.50%, 01/01/2038	614,533
343,858	4.00%, 05/01/2038	331,876
93,909	3.50%, 10/01/2038	88,667
543,872	3.50%, 10/01/2039	509,290
73,396	5.00%, 12/01/2039	74,008
748,513	3.00%, 02/01/2040	691,262
167,310	5.00%, 02/01/2040	168,705
133,328	5.00%, 05/01/2040	134,439
242,405	2.50%, 07/01/2040	213,451
208,840	2.50%, 08/01/2040	184,961
70,615	5.00%, 08/01/2040	71,204
392,592	1.50%, 11/01/2040	319,809
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 510,374	2.00%, 12/01/2040	$ 437,755
792,755	2.50%, 12/01/2040	698,179
658,084	4.00%, 02/01/2041	633,459
762,590	2.00%, 03/01/2041	652,616
105,645	4.00%, 04/01/2041	101,691
252,510	1.50%, 05/01/2041	205,213
1,264,130	2.00%, 07/01/2041	1,074,023
361,516	2.50%, 07/01/2041	316,859
532,407	2.00%, 08/01/2041	453,641
1,751,396	2.00%, 10/01/2041	1,489,028
631,725	2.00%, 11/01/2041	536,829
654,248	1.50%, 12/01/2041	529,933
312,992	3.50%, 11/01/2042	293,289
624,634	4.50%, 04/01/2043	606,843
269,164	3.50%, 05/01/2043	252,212
407,036	4.00%, 11/01/2043	391,626
352,631	3.50%, 11/01/2044	329,421
1,130,633	3.00%, 04/01/2045	1,021,783
736,051	3.00%, 08/01/2045	665,186
402,957	3.50%, 10/01/2045	375,187
255,164	3.50%, 04/01/2046	237,581
2,559,053	3.00%, 02/01/2047	2,292,162
1,089,506	3.50%, 02/01/2047	1,008,076
1,042,170	4.00%, 02/01/2047	1,001,449
495,044	2.50%, 03/01/2047	426,293
510,977	3.50%, 11/01/2047	472,119
509,097	4.00%, 11/01/2047	485,928
324,135	4.50%, 01/01/2048	319,606
1,108,482	3.50%, 02/01/2048	1,024,180
377,274	4.00%, 03/01/2048	359,698
1,059,308	3.50%, 08/01/2048	978,739
215,578	4.00%, 08/01/2048	205,534
150,817	4.50%, 08/01/2048	147,488
149,675	4.00%, 09/01/2048	142,864
3,071,867	4.00%, 11/01/2048	2,928,932
66,991	4.00%, 01/01/2049	63,964
1,311,760	3.50%, 05/01/2049	1,213,975
4,400,744	3.50%, 06/01/2049	4,061,190
560,504	5.50%, 06/01/2049	567,586
339,216	4.50%, 08/01/2049	332,253
536,337	5.00%, 08/01/2049	533,701
352,306	3.00%, 09/01/2049	313,011
482,352	4.00%, 09/01/2049	459,176
788,425	2.50%, 10/01/2049	673,646
327,744	3.00%, 10/01/2049	292,336
69,933	3.50%, 10/01/2049	64,466
179,886	4.00%, 10/01/2049	171,243
1,006,855	4.50%, 11/01/2049	985,563
1,957,561	3.50%, 12/01/2049	1,804,542
1,483,375	3.00%, 02/01/2050	1,321,662
144,826	3.00%, 03/01/2050	128,570
193,955	5.00%, 03/01/2050	192,767
370,990	3.00%, 04/01/2050	329,117
583,028	3.50%, 04/01/2050	538,679
1,626,385	2.50%, 05/01/2050	1,389,473
705,577	4.00%, 05/01/2050	674,418
2,930,225	2.50%, 07/01/2050	2,502,657
109,427	4.00%, 07/01/2050	103,944

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 866,506	4.50%, 07/01/2050	$ 840,719
1,271,668	2.00%, 08/01/2050	1,046,001
2,996,225	3.00%, 08/01/2050	2,652,670
5,923,525	2.00%, 09/01/2050	4,871,837
2,993,822	2.50%, 09/01/2050	2,554,477
3,629,005	3.00%, 09/01/2050	3,211,538
201,933	3.50%, 09/01/2050	185,406
102,988	4.00%, 09/01/2050	97,773
974,415	2.50%, 10/01/2050	831,428
3,655,937	3.00%, 10/01/2050	3,236,477
2,327,640	1.50%, 11/01/2050	1,800,273
7,086,794	2.00%, 11/01/2050	5,827,965
1,000,133	2.50%, 11/01/2050	856,588
1,934,073	1.50%, 12/01/2050	1,495,869
5,021,910	2.00%, 12/01/2050	4,129,427
496,337	3.00%, 12/01/2050	439,237
7,486,590	2.00%, 01/01/2051	6,156,885
7,052,697	2.50%, 01/01/2051	5,999,057
5,664,261	1.50%, 03/01/2051	4,389,344
8,953,113	2.00%, 03/01/2051	7,347,278
861,743	1.50%, 04/01/2051	666,445
573,722	2.50%, 04/01/2051	489,156
2,312,753	2.00%, 05/01/2051	1,896,520
3,655,008	2.50%, 05/01/2051	3,111,693
1,053,532	1.50%, 06/01/2051	814,766
1,251,627	3.50%, 06/01/2051	1,143,096
3,539,542	2.00%, 08/01/2051	2,893,898
1,513,756	2.50%, 08/01/2051	1,287,323
8,845,495	2.50%, 09/01/2051	7,541,439
2,235,711	1.50%, 10/01/2051	1,729,710
10,476,324	2.00%, 10/01/2051	8,557,551
12,399,985	2.50%, 10/01/2051	10,540,085
8,996,752	2.00%, 11/01/2051	7,346,672
4,883,478	2.50%, 11/01/2051	4,148,458
5,659,356	2.00%, 12/01/2051	4,622,047
4,131,395	2.50%, 12/01/2051	3,508,699
4,022,005	3.00%, 12/01/2051	3,552,616
2,308,452	2.00%, 01/01/2052	1,884,137
7,082,826	2.50%, 01/01/2052	6,055,929
897,656	3.00%, 01/01/2052	791,241
716,219	2.00%, 02/01/2052	584,471
2,284,424	2.50%, 02/01/2052	1,949,355
13,430,791	2.00%, 03/01/2052	10,968,679
3,268,882	3.00%, 03/01/2052	2,882,894
408,293	3.50%, 03/01/2052	372,140
5,902,847	2.50%, 04/01/2052	5,007,798
325,374	3.00%, 04/01/2052	288,943
3,885,358	3.50%, 04/01/2052	3,546,323
8,458,037	3.00%, 05/01/2052	7,446,449
838,252	4.00%, 05/01/2052	787,430
991,480	3.00%, 06/01/2052	876,881
4,729,752	3.50%, 06/01/2052	4,314,824
581,336	4.50%, 06/01/2052	559,033
616,640	4.50%, 07/01/2052	593,253
296,070	5.00%, 07/01/2052	290,260
741,529	3.50%, 08/01/2052	680,411
6,077,839	4.00%, 08/01/2052	5,706,345
2,879,636	2.50%, 09/01/2052	2,441,598
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 576,896	4.00%, 09/01/2052	$ 547,025
6,679,743	4.50%, 09/01/2052	6,427,339
1,498,126	5.00%, 09/01/2052	1,469,039
3,391,988	3.50%, 10/01/2052	3,091,607
2,265,998	4.00%, 10/01/2052	2,127,903
467,289	4.50%, 10/01/2052	449,544
572,477	5.00%, 10/01/2052	564,548
449,488	5.50%, 10/01/2052	447,788
279,912	6.00%, 10/01/2052	282,929
628,654	4.50%, 11/01/2052	613,021
2,436,795	5.00%, 11/01/2052	2,390,243
619,898	5.50%, 11/01/2052	619,481
775,580	4.50%, 12/01/2052	745,745
3,379,880	5.00%, 12/01/2052	3,320,537
985,128	5.50%, 12/01/2052	985,578
472,418	6.00%, 12/01/2052	476,556
595,551	5.00%, 01/01/2053	583,982
1,140,140	5.50%, 01/01/2053	1,136,392
1,935,916	6.00%, 01/01/2053	1,961,008
311,417	6.50%, 02/01/2053	318,259
632,640	5.50%, 03/01/2053	633,956
693,708	4.00%, 04/01/2053	651,089
641,709	4.50%, 04/01/2053	617,012
645,474	5.50%, 04/01/2053	649,606
3,790,326	5.50%, 05/01/2053	3,772,481
697,452	4.50%, 06/01/2053	670,610
600,000	5.00%, 07/01/2053	587,973
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	958,579
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	1,789,242
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,038,371
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,662,896
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,443,714
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,505,101
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,014,370
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,272,841
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	887,206
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,801,717
	Series K104 Class A2
300,000	2.25%, 01/25/2030	261,551
	Series K127 Class A2
500,000	2.11%, 01/25/2031	422,763
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,469,151
	Series K154 Class A2
1,500,000	3.42%, 04/25/2032	1,401,940

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K729 Class AM
$ 1,500,000	3.20%, 11/25/2024	$ 1,450,373
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	435,747
	Federal National Mortgage Association
989,362	2.50%, 06/01/2028	935,714
14,534	6.00%, 01/01/2029	14,662
231,346	3.00%, 03/01/2029	220,056
164,922	3.50%, 04/01/2029	158,080
93,353	3.50%, 09/01/2029	89,463
125,466	4.00%, 09/01/2030	122,437
410,100	3.00%, 10/01/2030	389,921
30,771	8.00%, 10/01/2030	30,724
896,488	2.50%, 09/01/2031	830,777
237,748	2.00%, 10/01/2031	215,460
116,499	3.50%, 01/01/2032	111,978
359,379	3.50%, 02/01/2032	344,370
32,071	6.50%, 06/01/2032	32,782
329,826	3.00%, 08/01/2032	310,464
37,798	6.50%, 08/01/2032	38,628
1,158,104	3.00%, 10/01/2032	1,090,041
87,117	3.00%, 11/01/2032	81,475
336,387	2.50%, 01/01/2033	313,872
383,425	3.00%, 02/01/2033	358,573
104,523	5.50%, 03/01/2033	106,073
17,391	5.00%, 09/01/2033	17,464
1,718,989	3.00%, 12/01/2033	1,617,931
26,582	5.50%, 01/01/2034	26,715
147,199	4.00%, 02/01/2034	143,679
223,220	3.50%, 03/01/2034	213,889
82,563	5.50%, 03/01/2034	82,859
86,071	5.50%, 05/01/2034	88,070
361,697	3.50%, 07/01/2034	346,704
201,696	2.50%, 09/01/2034	185,134
255,371	3.00%, 02/01/2035	239,142
24,832	5.50%, 02/01/2035	25,407
296,805	3.00%, 03/01/2035	277,314
882,214	3.00%, 04/01/2035	825,617
261,934	5.00%, 05/01/2035	263,799
732,950	2.00%, 06/01/2035	653,578
817,275	2.50%, 06/01/2035	746,218
327,060	3.50%, 06/01/2035	311,746
292,744	1.50%, 07/01/2035	252,579
5,345	5.00%, 07/01/2035	5,369
540,099	2.00%, 09/01/2035	481,291
249,139	3.50%, 09/01/2035	238,734
53,123	5.00%, 09/01/2035	53,501
778,084	1.50%, 10/01/2035	671,319
57,750	5.00%, 10/01/2035	58,163
40,069	6.00%, 10/01/2035	41,605
45,731	5.50%, 11/01/2035	46,852
1,817,527	2.00%, 12/01/2035	1,620,625
834,132	2.00%, 01/01/2036	739,765
868,717	2.50%, 01/01/2036	792,940
851,912	1.50%, 02/01/2036	735,263
2,448,346	2.00%, 02/01/2036	2,173,200
402,569	3.50%, 04/01/2036	380,957
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 48,747	6.00%, 04/01/2036	$ 50,649
870,708	1.50%, 05/01/2036	751,463
1,441,736	2.00%, 05/01/2036	1,278,106
715,262	2.50%, 05/01/2036	652,446
2,016,247	2.00%, 06/01/2036	1,787,802
4,515,652	2.50%, 06/01/2036	4,118,867
1,061,782	1.50%, 07/01/2036	916,356
371,659	2.50%, 07/01/2036	339,566
299,776	1.50%, 08/01/2036	258,641
535,887	2.00%, 08/01/2036	475,343
3,522	6.50%, 08/01/2036	3,598
1,559,212	1.50%, 09/01/2036	1,345,640
3,027,315	2.00%, 09/01/2036	2,683,731
171,565	1.00%, 10/01/2036	142,630
3,132,565	1.50%, 10/01/2036	2,706,506
754,498	2.00%, 10/01/2036	669,525
371,867	2.50%, 10/01/2036	338,604
1,282,584	1.50%, 11/01/2036	1,106,892
3,171,878	2.00%, 11/01/2036	2,812,796
32,805	5.50%, 11/01/2036	33,693
542,562	1.50%, 12/01/2036	468,239
450,094	6.00%, 12/01/2036	463,375
1,978,464	1.50%, 01/01/2037	1,707,422
2,062,827	2.00%, 01/01/2037	1,828,707
799,719	3.00%, 01/01/2037	738,372
1,514,899	2.00%, 02/01/2037	1,344,138
1,337,140	2.00%, 03/01/2037	1,186,046
388,864	2.50%, 03/01/2037	353,960
1,469,633	2.00%, 04/01/2037	1,302,837
662,967	2.50%, 04/01/2037	603,498
1,077,896	3.00%, 04/01/2037	1,005,786
266,089	3.00%, 05/01/2037	248,354
544,210	2.50%, 06/01/2037	495,367
637,112	3.50%, 07/01/2037	606,010
26,622	5.00%, 07/01/2037	26,811
148,890	5.50%, 08/01/2037	152,523
691,353	3.00%, 09/01/2037	645,102
483,785	4.00%, 12/01/2037	466,966
243,375	5.50%, 01/01/2038	249,665
114,208	6.00%, 03/01/2038	118,480
56,179	5.50%, 07/01/2038	57,711
38,312	2.50%, 05/01/2039	34,600
34,723	6.00%, 05/01/2039	36,055
256,154	4.50%, 08/01/2039	252,291
294,951	5.00%, 08/01/2039	297,064
260,675	5.00%, 12/01/2039	262,541
131,234	4.50%, 03/01/2040	129,256
594,877	2.50%, 05/01/2040	525,652
800,954	3.00%, 05/01/2040	746,204
1,861,094	2.00%, 06/01/2040	1,602,082
180,126	5.00%, 06/01/2040	178,910
147,354	4.50%, 08/01/2040	145,516
498,108	2.00%, 09/01/2040	428,400
282,140	2.50%, 09/01/2040	249,881
712,721	3.00%, 09/01/2040	657,354
922,906	2.00%, 11/01/2040	787,682
96,388	4.50%, 11/01/2040	95,185
129,642	5.00%, 11/01/2040	130,572

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 311,282	1.50%, 01/01/2041	$ 253,477
555,864	2.00%, 02/01/2041	474,587
1,214,565	4.00%, 02/01/2041	1,167,789
501,551	4.50%, 03/01/2041	494,680
359,188	1.50%, 05/01/2041	291,910
245,970	2.00%, 05/01/2041	209,376
345,890	5.00%, 05/01/2041	348,365
348,615	2.00%, 06/01/2041	296,985
843,186	2.00%, 08/01/2041	718,443
573,644	1.50%, 09/01/2041	460,012
1,177,442	2.50%, 09/01/2041	1,030,900
770,508	1.50%, 10/01/2041	624,421
1,073,032	2.00%, 10/01/2041	912,065
967,162	2.50%, 10/01/2041	846,352
170,169	4.50%, 10/01/2041	168,045
822,561	2.00%, 12/01/2041	695,776
479,870	3.50%, 12/01/2041	449,280
476,154	4.00%, 01/01/2042	457,814
2,785,956	2.00%, 03/01/2042	2,357,763
1,167,462	1.50%, 04/01/2042	944,175
827,320	2.50%, 04/01/2042	718,427
468,492	3.00%, 06/01/2042	420,642
574,610	3.00%, 08/01/2042	515,923
467,739	3.50%, 08/01/2042	431,816
280,535	3.00%, 09/01/2042	253,252
599,414	4.00%, 10/01/2042	570,416
743,860	3.00%, 12/01/2042	671,506
792,856	3.00%, 02/01/2043	715,750
333,967	3.00%, 04/01/2043	301,478
613,159	3.50%, 04/01/2043	567,141
1,405,471	3.50%, 05/01/2043	1,312,647
161,514	4.00%, 07/01/2043	155,139
608,342	3.00%, 08/01/2043	549,158
371,048	3.50%, 08/01/2043	346,858
163,322	4.00%, 09/01/2043	156,727
373,553	3.50%, 08/01/2044	348,313
673,691	4.00%, 08/01/2044	648,540
212,172	4.00%, 06/01/2045	202,811
1,453,522	2.50%, 07/01/2045	1,248,773
446,466	3.50%, 11/01/2045	413,724
824,662	1.50%, 02/01/2046	648,100
1,284,851	3.50%, 02/01/2046	1,194,974
738,948	4.00%, 03/01/2046	708,220
1,396,826	3.00%, 06/01/2046	1,255,754
1,589,492	3.00%, 09/01/2046	1,418,720
1,128,696	4.00%, 09/01/2046	1,082,460
346,426	2.50%, 10/01/2046	297,985
1,376,949	3.00%, 10/01/2046	1,234,028
278,998	4.00%, 10/01/2046	266,317
779,518	3.00%, 12/01/2046	697,615
369,853	3.50%, 12/01/2046	341,991
287,922	4.00%, 03/01/2047	274,511
356,316	4.00%, 06/01/2047	339,719
275,570	4.00%, 07/01/2047	262,516
3,284,858	3.50%, 10/01/2047	3,031,644
883,782	4.00%, 10/01/2047	842,598
1,003,506	4.50%, 02/01/2048	979,186
730,655	3.50%, 05/01/2048	674,328
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 345,693	4.50%, 05/01/2048	$ 339,238
307,814	4.00%, 10/01/2048	293,472
351,855	4.00%, 11/01/2048	335,465
2,533,531	4.50%, 11/01/2048	2,486,230
297,293	5.00%, 11/01/2048	295,570
1,403,707	4.00%, 01/01/2049	1,335,412
379,935	4.50%, 02/01/2049	370,277
573,578	3.50%, 03/01/2049	531,371
900,580	3.50%, 05/01/2049	837,870
1,140,644	3.50%, 06/01/2049	1,052,758
2,334,368	4.00%, 06/01/2049	2,222,700
1,074,025	3.50%, 07/01/2049	992,864
2,369,259	4.00%, 07/01/2049	2,255,520
911,387	4.50%, 07/01/2049	889,577
1,458,693	3.50%, 08/01/2049	1,346,220
971,789	4.00%, 08/01/2049	923,459
397,957	3.00%, 09/01/2049	353,690
959,293	3.50%, 09/01/2049	884,455
339,119	4.50%, 09/01/2049	332,158
875,079	4.50%, 10/01/2049	855,280
1,401,967	3.50%, 11/01/2049	1,302,035
4,060,189	3.00%, 12/01/2049	3,609,783
1,161,381	3.50%, 12/01/2049	1,071,023
2,547,355	2.50%, 01/01/2050	2,175,191
870,849	3.00%, 01/01/2050	775,940
347,649	4.00%, 01/01/2050	328,902
1,647,489	3.00%, 02/01/2050	1,461,664
553,733	4.50%, 02/01/2050	539,258
2,896,694	3.00%, 03/01/2050	2,570,777
642,847	3.50%, 03/01/2050	594,417
948,343	4.00%, 03/01/2050	904,186
476,644	3.00%, 04/01/2050	422,585
1,487,369	2.50%, 05/01/2050	1,269,144
744,919	3.50%, 05/01/2050	686,498
7,852,559	2.50%, 06/01/2050	6,702,092
340,603	4.00%, 06/01/2050	323,536
179,926	4.50%, 06/01/2050	174,939
403,196	2.50%, 07/01/2050	344,041
2,458,754	3.00%, 07/01/2050	2,177,598
530,554	4.00%, 07/01/2050	503,466
4,106,766	2.00%, 08/01/2050	3,367,682
2,319,040	2.50%, 08/01/2050	1,982,369
658,713	4.00%, 08/01/2050	628,855
1,662,873	2.00%, 09/01/2050	1,373,842
1,101,336	2.50%, 09/01/2050	942,422
1,349,186	3.00%, 09/01/2050	1,195,187
449,994	1.50%, 10/01/2050	348,476
2,113,909	2.50%, 10/01/2050	1,803,533
1,096,791	3.00%, 10/01/2050	979,166
2,876,239	1.50%, 11/01/2050	2,224,583
2,631,792	2.00%, 11/01/2050	2,164,678
646,958	2.50%, 11/01/2050	552,186
5,330,166	2.00%, 12/01/2050	4,377,570
3,057,736	3.00%, 12/01/2050	2,716,033
82,413	4.00%, 12/01/2050	77,824
2,523,339	1.50%, 01/01/2051	1,949,347
17,939,487	2.00%, 01/01/2051	14,752,571
2,130,948	2.50%, 01/01/2051	1,821,354

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 585,963	3.50%, 01/01/2051	$ 537,213
8,586,789	2.00%, 02/01/2051	7,038,112
1,490,848	2.50%, 02/01/2051	1,272,093
298,838	4.00%, 02/01/2051	285,774
765,271	2.00%, 03/01/2051	627,428
507,274	3.50%, 03/01/2051	467,417
1,128,337	1.50%, 04/01/2051	872,623
3,453,011	2.50%, 04/01/2051	2,943,153
1,210,331	3.00%, 04/01/2051	1,079,677
6,067,042	2.00%, 05/01/2051	4,966,810
9,465,307	3.00%, 05/01/2051	8,380,208
731,305	1.50%, 06/01/2051	566,243
453,294	2.00%, 06/01/2051	372,282
3,516,155	2.50%, 06/01/2051	2,992,586
20,759,428	2.00%, 07/01/2051	16,995,185
598,701	2.00%, 08/01/2051	491,840
1,170,554	2.50%, 08/01/2051	999,442
753,476	3.00%, 08/01/2051	665,160
2,544,124	1.50%, 09/01/2051	1,967,950
10,260,320	2.00%, 09/01/2051	8,393,415
17,323,302	2.50%, 09/01/2051	14,720,131
1,901,337	1.50%, 10/01/2051	1,470,423
20,268,289	2.00%, 10/01/2051	16,627,042
21,951,910	2.50%, 10/01/2051	18,702,706
4,053,398	2.50%, 11/01/2051	3,444,473
6,961,442	3.50%, 11/01/2051	6,387,229
4,582,476	2.00%, 12/01/2051	3,740,169
807,394	2.50%, 12/01/2051	685,701
9,663,967	2.00%, 01/01/2052	7,890,726
3,677,812	2.50%, 01/01/2052	3,118,715
2,287,596	3.00%, 01/01/2052	2,022,137
13,165,078	2.00%, 02/01/2052	10,759,531
1,214,478	2.50%, 02/01/2052	1,033,375
1,748,685	3.00%, 02/01/2052	1,548,440
634,777	4.00%, 02/01/2052	596,438
4,450,160	2.00%, 03/01/2052	3,651,749
2,316,916	2.50%, 03/01/2052	1,988,510
1,446,391	3.00%, 03/01/2052	1,273,698
5,521,874	2.50%, 04/01/2052	4,707,978
3,691,645	3.00%, 04/01/2052	3,251,794
405,333	3.50%, 04/01/2052	370,066
1,211,643	4.00%, 04/01/2052	1,137,839
7,544,438	3.50%, 05/01/2052	6,881,101
3,133,134	4.00%, 05/01/2052	2,941,789
2,491,836	3.50%, 06/01/2052	2,278,561
8,463,701	4.00%, 06/01/2052	7,974,819
10,643,395	3.00%, 07/01/2052	9,373,146
8,911,199	4.50%, 07/01/2052	8,582,480
1,177,330	5.00%, 07/01/2052	1,154,509
585,214	3.50%, 08/01/2052	533,848
671,777	4.00%, 09/01/2052	630,855
633,440	5.00%, 09/01/2052	620,896
2,068,716	5.50%, 09/01/2052	2,070,285
1,473,644	4.50%, 10/01/2052	1,423,409
3,413,641	5.00%, 10/01/2052	3,350,688
578,723	4.50%, 11/01/2052	561,474
3,759,608	5.00%, 11/01/2052	3,710,428
858,433	5.50%, 11/01/2052	856,691
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,222,387	4.00%, 12/01/2052	$ 1,147,297
3,422,347	5.50%, 12/01/2052	3,420,284
2,337,856	6.00%, 12/01/2052	2,368,131
541,532	5.50%, 01/01/2053	544,214
591,604	6.00%, 01/01/2053	598,177
783,845	6.50%, 01/01/2053	800,385
915,062	5.50%, 02/01/2053	917,428
552,983	6.00%, 02/01/2053	562,678
535,015	7.00%, 02/01/2053	551,759
1,009,614	6.50%, 03/01/2053	1,030,918
2,410,905	5.00%, 04/01/2053	2,362,168
1,781,377	5.50%, 04/01/2053	1,772,989
891,264	6.00%, 04/01/2053	899,071
990,238	5.00%, 05/01/2053	970,389
1,862,699	6.00%, 05/01/2053	1,880,388
582,362	6.50%, 05/01/2053	594,658
1,195,411	4.00%, 06/01/2053	1,121,969
2,388,156	5.00%, 06/01/2053	2,340,287
1,550,000	4.50%, 07/01/2053	1,490,346
1,400,000	6.50%, 07/01/2053	1,429,542
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
826,812	2.64%, 12/25/2026(d)	769,561
	Series 2017-M5 Class A2
529,952	3.17%, 04/25/2029(d)	493,011
	Series 2018-M12 Class A2
350,000	3.76%, 08/25/2030(d)	329,922
	Series 2018-M14 Class A2
1,385,015	3.70%, 08/25/2028(d)	1,324,944
	Series 2019-M1 Class A2
1,761,128	3.67%, 09/25/2028(d)	1,678,808
	Series 2019-M22 Class A2
1,968,519	2.52%, 08/25/2029	1,749,754
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	577,482
	Series 2021-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	814,272
	Government National Mortgage Association
315	7.00%, 07/15/2025	314
799	7.50%, 12/15/2025	797
19,976	3.50%, 02/15/2026	19,433
89,974	5.00%, 11/15/2033	90,992
16,308	5.50%, 12/15/2035	16,643
23,162	5.00%, 12/20/2035	23,533
45,636	6.00%, 01/20/2036	47,754
51,644	5.50%, 02/20/2036	53,196
314,664	2.50%, 05/20/2036	285,126
148,073	2.00%, 06/20/2036	130,304
205,627	2.00%, 12/20/2036	180,956
302,732	5.00%, 06/15/2039	304,431
96,849	4.00%, 05/20/2040	94,036
82,237	4.50%, 07/20/2040	81,663
79,581	4.50%, 09/20/2040	78,637
337,202	4.00%, 10/15/2040	326,366

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 501,604	4.50%, 07/20/2041	$ 498,103
153,265	4.00%, 09/15/2041	148,349
32,619	4.50%, 12/20/2041	32,668
650,178	2.50%, 12/20/2042	572,840
175,066	3.00%, 02/15/2043	159,411
714,675	3.50%, 09/20/2043	673,753
1,919,594	3.50%, 06/20/2044	1,808,433
708,844	3.50%, 10/20/2044	665,196
580,487	4.50%, 11/20/2044	575,363
746,692	4.00%, 02/20/2045	721,777
982,995	3.50%, 07/20/2045	920,653
528,951	3.00%, 08/20/2045	482,007
540,964	4.00%, 08/20/2045	515,938
1,225,525	3.50%, 10/20/2045	1,147,775
488,160	3.50%, 12/20/2045	455,796
514,529	3.50%, 02/20/2046	481,991
170,009	4.00%, 03/20/2046	163,496
638,999	3.00%, 08/20/2046	580,485
2,131,155	3.00%, 09/20/2046	1,936,383
1,719,412	3.50%, 10/20/2046	1,610,322
2,589,526	3.00%, 12/20/2046	2,352,106
937,768	3.50%, 12/20/2046	878,269
3,509,590	3.00%, 01/20/2047	3,183,954
3,734,806	3.50%, 04/20/2047	3,497,926
521,439	4.00%, 06/20/2047	500,501
579,905	3.50%, 07/20/2047	543,205
618,474	3.50%, 08/20/2047	577,927
627,404	4.00%, 09/20/2047	600,207
460,065	4.50%, 11/15/2047	449,832
2,214,064	3.00%, 02/20/2048	1,999,104
368,573	4.00%, 02/20/2048	353,755
664,529	4.00%, 03/20/2048	637,924
571,963	4.50%, 03/20/2048	560,349
140,593	5.00%, 11/20/2048	140,286
2,514,967	4.00%, 12/20/2048	2,407,708
1,298,949	4.50%, 12/20/2048	1,268,831
270,665	4.50%, 03/20/2049	264,272
939,007	3.50%, 04/20/2049	875,767
338,382	3.50%, 05/20/2049	315,459
1,855,581	4.00%, 05/20/2049	1,770,445
143,881	2.50%, 08/20/2049	125,406
643,392	2.50%, 10/20/2049	561,241
1,657,339	3.00%, 10/20/2049	1,495,321
902,012	3.00%, 11/20/2049	813,841
146,996	5.00%, 11/20/2049	146,645
600,179	3.00%, 12/20/2049	540,216
1,218,959	3.00%, 01/20/2050	1,095,996
441,692	2.50%, 02/20/2050	385,945
1,049,550	3.00%, 02/20/2050	946,689
3,637,570	2.50%, 03/20/2050	3,167,586
1,732,244	3.50%, 04/20/2050	1,613,815
305,495	5.00%, 04/20/2050	304,968
1,880,935	2.50%, 06/20/2050	1,640,608
1,155,415	4.00%, 06/20/2050	1,103,393
799,619	3.00%, 07/20/2050	720,024
2,900,316	2.00%, 08/20/2050	2,450,229
3,785,906	2.50%, 08/20/2050	3,278,742
1,905,829	3.00%, 08/20/2050	1,716,136
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,227,092	3.50%, 08/20/2050	$ 2,076,877
191,278	4.00%, 08/20/2050	182,791
442,398	3.00%, 09/20/2050	398,084
654,302	3.50%, 09/20/2050	609,339
286,220	4.00%, 09/20/2050	272,953
1,413,665	2.00%, 10/20/2050	1,195,093
1,406,964	2.50%, 10/20/2050	1,224,252
2,993,866	3.00%, 10/20/2050	2,696,916
2,112,544	2.50%, 11/20/2050	1,838,961
1,233,101	3.50%, 11/20/2050	1,138,354
3,830,678	2.00%, 12/20/2050	3,229,936
2,680,976	2.50%, 12/20/2050	2,332,463
477,693	3.50%, 12/20/2050	444,821
1,850,325	2.00%, 01/20/2051	1,556,725
1,139,840	2.50%, 01/20/2051	991,560
312,039	4.00%, 01/20/2051	297,874
1,748,513	2.00%, 02/20/2051	1,473,916
4,115,392	2.00%, 03/20/2051	3,471,526
1,945,278	2.50%, 03/20/2051	1,691,088
926,111	1.50%, 04/20/2051	742,433
2,038,085	2.00%, 04/20/2051	1,718,089
2,254,386	2.50%, 06/20/2051	1,955,702
772,602	2.50%, 08/20/2051	669,926
2,076,812	3.00%, 08/20/2051	1,862,746
5,289,704	2.00%, 09/20/2051	4,455,318
8,894,425	2.50%, 09/20/2051	7,709,828
2,749,412	2.50%, 10/20/2051	2,382,449
1,310,458	3.00%, 10/20/2051	1,175,019
133,852	5.00%, 10/20/2051	132,202
2,197,750	2.00%, 11/20/2051	1,849,057
1,894,587	3.00%, 11/20/2051	1,698,093
1,616,940	3.50%, 11/20/2051	1,496,283
4,853,217	2.00%, 12/20/2051	4,080,262
12,070,747	2.50%, 12/20/2051	10,455,728
696,278	4.50%, 12/20/2051	674,949
10,209,127	2.00%, 01/20/2052	8,581,258
744,157	2.50%, 01/20/2052	644,548
2,021,850	3.00%, 01/20/2052	1,809,989
2,290,915	2.00%, 02/20/2052	1,925,293
592,183	2.50%, 02/20/2052	512,901
4,222,991	3.00%, 02/20/2052	3,779,814
8,853,799	2.00%, 03/20/2052	7,440,470
1,146,796	2.50%, 03/20/2052	993,034
365,708	3.00%, 03/20/2052	326,993
3,428,764	2.50%, 04/20/2052	2,969,576
1,921,751	3.00%, 04/20/2052	1,716,900
2,235,707	4.00%, 04/20/2052	2,115,357
2,347,125	3.00%, 05/20/2052	2,098,895
2,454,828	3.50%, 05/20/2052	2,265,439
731,744	3.00%, 06/20/2052	654,441
1,708,981	3.50%, 06/20/2052	1,577,130
3,029,964	4.00%, 06/20/2052	2,866,802
3,165,786	4.50%, 06/20/2052	3,057,355
3,055,446	3.50%, 07/20/2052	2,819,674
1,296,383	5.50%, 07/20/2052	1,291,584
3,278,556	5.00%, 08/20/2052	3,222,556
1,751,969	4.00%, 09/20/2052	1,657,623
971,423	4.50%, 09/20/2052	937,923

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 446,164	5.50%, 09/20/2052	$ 444,185
902,351	2.50%, 10/20/2052	781,525
928,711	4.00%, 10/20/2052	878,699
2,981,475	4.50%, 10/20/2052	2,878,660
1,607,921	5.00%, 10/20/2052	1,582,250
1,129,378	4.50%, 11/20/2052	1,090,097
588,013	5.00%, 11/20/2052	578,335
1,006,176	5.50%, 11/20/2052	1,002,363
345,149	4.50%, 12/20/2052	333,136
1,819,027	5.00%, 12/20/2052	1,789,267
1,522,572	5.50%, 12/20/2052	1,516,351
637,316	6.00%, 12/20/2052	641,756
1,282,542	4.00%, 01/20/2053	1,213,476
2,610,574	6.00%, 01/20/2053	2,628,710
1,108,074	6.50%, 01/20/2053	1,127,908
594,340	4.50%, 02/20/2053	573,726
321,072	5.50%, 02/20/2053	319,697
995,392	5.00%, 04/20/2053	978,390
2,288,997	5.50%, 04/20/2053	2,278,855
323,335	6.00%, 04/20/2053	325,753
1,447,315	4.50%, 05/20/2053	1,396,937
1,696,471	5.00%, 05/20/2053	1,667,494
250,000	5.00%, 06/20/2053	245,666
325,000	6.50%, 06/20/2053	331,029
		988,881,186
TOTAL MORTGAGE-BACKED SECURITIES — 28.22% (Cost $1,121,826,342)		$1,020,505,871
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	972,804
50,000	Energy Northwest Series B 2.81%, 07/01/2024	49,328
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,316,132
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,682,688
600,000	State of Illinois 5.10%, 06/01/2033	589,624
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	942,326
TOTAL MUNICIPAL BONDS AND NOTES — 0.15% (Cost $6,057,493)		$ 5,552,902
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	4.50%, 11/18/2024	990,234
1,000,000	3.10%, 08/15/2025	964,428
2,000,000	4.13%, 12/12/2025	1,952,520
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
	Federal Home Loan Bank
$ 600,000	5.75%, 06/12/2026	$ 616,500
4,000,000	1.00%, 10/07/2026	3,573,460
1,000,000	1.25%, 12/21/2026	899,459
4,500,000	3.25%, 11/16/2028(b)	4,300,528
	Federal Home Loan Mortgage Corp
5,000,000	1.50%, 02/12/2025	4,719,871
3,000,000	0.38%, 09/23/2025(b)	2,722,100
	Federal National Mortgage Association(b)
7,000,000	2.13%, 04/24/2026	6,545,977
4,000,000	0.88%, 08/05/2030	3,215,354
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	922,676
1,000,000	3.88%, 03/15/2028(b)	983,894
2,000,000	1.50%, 09/15/2031(b)	1,616,275
1,000,000	4.25%, 09/15/2052	916,367
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.97% (Cost $37,475,878)		$ 34,939,643
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
19,000,000	0.38%, 07/15/2024	18,044,805
43,676,000	0.38%, 08/15/2024	41,321,591
9,500,000	2.38%, 08/15/2024	9,193,105
37,000,000	1.50%, 09/30/2024	35,303,203
34,000,000	2.25%, 10/31/2024	32,674,531
20,000,000	2.25%, 11/15/2024	19,206,250
28,000,000	1.50%, 11/30/2024	26,584,687
32,500,000	1.38%, 01/31/2025	30,650,293
29,250,000	2.00%, 02/15/2025	27,842,344
23,250,000	0.50%, 03/31/2025	21,506,250
19,500,000	2.63%, 04/15/2025	18,704,766
26,250,000	2.13%, 05/15/2025	24,929,297
34,000,000	0.25%, 05/31/2025	31,113,984
38,500,000	0.25%, 06/30/2025	35,161,328
39,000,000	0.25%, 07/31/2025	35,488,477
35,500,000	0.25%, 09/30/2025	32,153,848
12,000,000	2.25%, 11/15/2025	11,337,187
30,000,000	0.38%, 11/30/2025	27,079,687
26,000,000	0.38%, 01/31/2026	23,343,125
15,500,000	1.63%, 02/15/2026	14,364,141
30,000,000	0.50%, 02/28/2026	26,948,437
41,000,000	0.75%, 03/31/2026	37,056,953
8,000,000	0.75%, 04/30/2026	7,203,750
39,000,000	0.88%, 06/30/2026	35,139,609
35,500,000	0.63%, 07/31/2026	31,626,895
32,642,000	0.75%, 08/31/2026	29,112,584
32,500,000	2.00%, 11/15/2026	30,061,231
12,500,000	0.63%, 03/31/2027	10,913,086
11,000,000	0.50%, 04/30/2027	9,533,906
3,000,000	2.38%, 05/15/2027	2,793,516
12,500,000	0.50%, 06/30/2027	10,777,344
10,000,000	2.25%, 08/15/2027	9,244,141

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$21,000,000	0.38%, 09/30/2027	$ 17,872,969
15,000,000	0.50%, 10/31/2027	12,802,734
13,000,000	0.63%, 12/31/2027	11,108,906
8,000,000	2.75%, 02/15/2028	7,518,438
26,000,000	1.13%, 02/29/2028	22,658,594
22,500,000	1.25%, 04/30/2028	19,655,859
16,000,000	2.88%, 05/15/2028	15,096,875
27,000,000	1.25%, 05/31/2028	23,551,172
33,000,000	1.00%, 07/31/2028	28,302,656
32,474,000	1.13%, 08/31/2028	27,979,649
17,000,000	3.13%, 11/15/2028	16,194,492
13,000,000	1.38%, 12/31/2028	11,275,977
3,500,000	2.63%, 02/15/2029	3,243,105
6,500,000	2.38%, 05/15/2029	5,926,172
6,500,000	2.75%, 05/31/2029	6,051,602
31,000,000	1.63%, 08/15/2029	27,031,758
13,500,000	3.13%, 08/31/2029	12,822,363
32,000,000	0.63%, 05/15/2030	25,635,000
22,000,000	0.63%, 08/15/2030	17,526,953
27,000,000	0.88%, 11/15/2030	21,848,906
11,000,000	1.13%, 02/15/2031(b)	9,045,781
8,807,000	1.25%, 08/15/2031	7,227,244
2,000,000	1.38%, 11/15/2031	1,649,141
6,000,000	1.88%, 02/15/2032	5,139,375
8,500,000	2.88%, 05/15/2032	7,881,094
9,000,000	2.75%, 08/15/2032	8,250,820
7,500,000	3.50%, 02/15/2033	7,305,469
9,500,000	1.13%, 05/15/2040	6,158,301
11,000,000	1.13%, 08/15/2040	7,072,656
7,500,000	1.38%, 11/15/2040	5,017,969
21,500,000	1.88%, 02/15/2041	15,613,535
35,901,000	1.75%, 08/15/2041	25,221,855
4,000,000	2.00%, 11/15/2041	2,927,969
14,500,000	2.38%, 02/15/2042	11,289,043
19,000,000	3.25%, 05/15/2042	16,954,531
22,500,000	3.38%, 08/15/2042	20,423,144
22,500,000	3.13%, 02/15/2043	19,621,582
17,500,000	3.88%, 05/15/2043	17,076,172
26,500,000	3.00%, 11/15/2044	22,424,590
13,000,000	2.50%, 02/15/2045	10,064,844
11,500,000	2.50%, 02/15/2046	8,851,855
4,500,000	3.00%, 02/15/2047	3,788,789
3,000,000	2.75%, 11/15/2047	2,413,008
16,500,000	1.25%, 05/15/2050	9,278,027
9,000,000	1.38%, 08/15/2050	5,229,492
10,000,000	1.63%, 11/15/2050	6,210,156
12,500,000	1.88%, 02/15/2051	8,276,856
28,976,000	2.00%, 08/15/2051	19,752,351
4,000,000	1.88%, 11/15/2051	2,640,312
12,000,000	2.25%, 02/15/2052	8,671,875
16,500,000	2.88%, 05/15/2052	13,673,731
33,000,000	3.00%, 08/15/2052	28,057,735
21,500,000	3.63%, 02/15/2053	20,633,281
18,000,000	3.63%, 05/15/2053	17,299,687
TOTAL U.S. TREASURY BONDS AND NOTES — 40.69% (Cost $1,591,640,377)		$1,471,660,801
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.40%
$86,700,000	Federal Home Loan Bank(e) 4.87%, 07/03/2023	$ 86,676,877
Repurchase Agreements — 1.56%
14,159,238	Undivided interest of 15.48% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $14,159,238 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(f)	14,159,238
14,159,238	Undivided interest of 15.70% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $14,159,238 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(f)	14,159,238
14,159,238	Undivided interest of 16.24% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $14,159,238 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(f)	14,159,238

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,027,455	Undivided interest of 17.14% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $14,027,455 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(f)	$ 14,027,455
		56,505,169
TOTAL SHORT TERM INVESTMENTS — 3.96% (Cost $143,182,046)		$ 143,182,046
TOTAL INVESTMENTS — 102.69% (Cost $4,039,537,305)		$3,714,236,735
OTHER ASSETS & LIABILITIES, NET — (2.69)%		$ (97,447,822)
TOTAL NET ASSETS — 100.00%		$3,616,788,913
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2023,the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/13/2021-10/04/2021	$4,721,861	$4,453,936	0.12%
Shell International Finance BV	2.38	11/07/2029	09/13/2021-08/29/2022	1,081,019	1,026,343	0.03
Shell International Finance BV	6.38	12/15/2038	09/13/2021-10/04/2021	255,311	196,121	0.01
Shell International Finance BV	4.38	05/11/2045	09/13/2021-09/27/2021	176,285	126,189	0.00
Shell International Finance BV	4.00	05/10/2046	09/13/2021-10/04/2021	210,223	148,625	0.00
Shell International Finance BV	3.25	04/06/2050	09/13/2021-10/04/2021	192,219	130,180	0.00
				$6,636,918	$6,081,394	0.16%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Bond Index Fund
ASSETS:
Investments in securities, fair value (including $54,772,627 of securities on loan)(a)	$3,657,731,566
Repurchase agreements, fair value(b)	56,505,169
Cash	1,185,507
Interest receivable	19,777,580
Subscriptions receivable	19,893,835
Receivable for investments sold	121,727
Total Assets	3,755,215,384
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	78,444,979
Payable for other accrued fees	106,160
Payable for shareholder services fees	753,925
Payable to investment adviser	366,461
Payable upon return of securities loaned	56,505,169
Redemptions payable	2,242,465
Total Liabilities	138,426,471
NET ASSETS	$3,616,788,913
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$32,247,555
Paid-in capital in excess of par	3,932,618,727
Undistributed/accumulated deficit	(348,077,369)
NET ASSETS	$3,616,788,913
NET ASSETS BY CLASS
Investor Class	$2,802,588,840
Institutional Class	$814,200,073
CAPITAL STOCK:
Authorized
Investor Class	600,000,000
Institutional Class	430,000,000
Issued and Outstanding
Investor Class	224,214,339
Institutional Class	98,261,215
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.50
Institutional Class	$8.29
(a) Cost of investments	$3,983,032,136
(b) Cost of repurchase agreements	$56,505,169
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Bond Index Fund
INVESTMENT INCOME:
Interest	$49,435,374
Income from securities lending	111,630
Total Income	49,547,004
EXPENSES:
Management fees	1,996,540
Shareholder services fees – Investor Class	3,963,437
Audit and tax fees	21,736
Custodian fees	39,175
Directors fees	16,186
Legal fees	4,241
Pricing fees	37,620
Registration fees	94,061
Shareholder report fees	21,527
Transfer agent fees	5,254
Other fees	9,155
Total Expenses	6,208,932
NET INVESTMENT INCOME	43,338,072
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(6,432,029)
Net Realized Loss	(6,432,029)
Net change in unrealized appreciation on investments	16,435,253
Net Change in Unrealized Appreciation	16,435,253
Net Realized and Unrealized Gain	10,003,224
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,341,296
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Bond Index Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$43,338,072	$42,819,834
Net realized loss	(6,432,029)	(22,906,019)
Net change in unrealized appreciation (depreciation)	16,435,253	(350,388,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,341,296	(330,474,727)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(26,650,426)	(18,877,757)
Institutional Class	(13,992,686)	(19,999,921)
From Net Investment Income and Net Realized Gains	(40,643,112)	(38,877,678)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,118,741,353	1,022,483,056
Institutional Class	76,438,787	169,682,069
Shares issued in reinvestment of distributions
Investor Class	26,650,426	18,877,757
Institutional Class	13,992,686	19,999,921
Shares redeemed
Investor Class	(214,896,127)	(305,811,132)
Institutional Class	(74,818,821)	(201,832,226)
Net Increase in Net Assets Resulting from Capital Share Transactions	946,108,304	723,399,445
Total Increase in Net Assets	958,806,488	354,047,040
NET ASSETS:
Beginning of Period	2,657,982,425	2,303,935,385
End of Period	$3,616,788,913	$2,657,982,425
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	88,744,403	79,309,839
Institutional Class	9,089,880	19,166,367
Shares issued in reinvestment of distributions
Investor Class	2,119,828	1,501,764
Institutional Class	1,676,133	2,359,617
Shares redeemed
Investor Class	(17,008,536)	(23,242,698)
Institutional Class	(8,886,539)	(22,829,464)
Net Increase	75,735,169	56,265,425
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$12.39	0.17	0.07	0.24	—	(0.13)	—	(0.13)	$12.50	1.96% (d)
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (e)	(0.15)	—	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (e)	(0.18)	—	(0.18)	$13.57	(0.41%)
Institutional Class
06/30/2023 (Unaudited)	$ 8.25	0.13	0.06	0.19	—	(0.15)	—	(0.15)	$ 8.29	2.25% (d)
12/31/2022	$ 9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$ 8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$ 9.77	(1.98%)
12/31/2020	$ 9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (e)	(0.28)	—	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (e)	(0.28)	—	(0.28)	$ 9.46	0.03%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Investor Class
06/30/2023 (Unaudited)	$2,802,589	0.50% (h)	0.50% (h)	2.73% (h)	8% (d)
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
12/31/2020	$ 524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$ 246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$ 305,517	0.51%	0.50%	2.31%	31%
Institutional Class
06/30/2023 (Unaudited)	$ 814,200	0.14% (h)	0.14% (h)	3.08% (h)	8% (d)
12/31/2022	$ 795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$ 954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$ 922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$ 979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$ 869,484	0.14%	0.14%	2.66%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 39%, 70%, 40%, and 31% for the years ended December 31 2021, 2020, 2019, and 2018, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index.  The Fund is diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 30, 2023

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities.  TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  TBA transactions generally settle monthly on a specified date. At June 30, 2023, there were no TBAs held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2023, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 30, 2023

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$4,044,736,425
Gross unrealized appreciation on investments	4,790,655
Gross unrealized depreciation on investments	(335,290,345)
Net unrealized depreciation on investments	$(330,499,690)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$70,605	$49,911	$85,260	$0
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $342,050,112 and $41,949,468, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $861,250,124 and $205,292,524, respectively.

Semi-Annual Report - June 30, 2023

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $54,772,627 and received collateral as reported on the Statement of Assets and Liabilities of $56,505,169 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2023. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$31,067,950
Foreign Government Bonds and Notes	7,866,050
U.S. Government Agency Bonds and Notes	8,258,750
U.S. Treasury Bonds and Notes	9,312,419
Total secured borrowings	$56,505,169
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Bond Index Fund (the “Fund”), a series of the Company.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered ECM’s reputation for management of its investment strategies, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s disaster recovery procedures, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index (the “Index”).  The Board also considered that ECM uses a sampling approach to create a portfolio for the Fund that attempts to match the Index in terms of sector exposure, yield, duration, credit quality and spread, among other things.  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns for the Fund’s Investor Class for each of the three-, five- and ten-year periods ended December 31, 2022, ranked in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns for the one-year period ended December 31, 2022 approximated the performance universe median, ranking in the third quintile of the performance universe.  The Board also observed that the annualized returns for the Fund’s Institutional Class ranked in the fourth quintile of its performance universe for each of the three- and five-year periods ended December 31, 2022, but exceeded the performance universe median for the one-year period ended December 31, 2022, ranking in the 40th percentile of the performance universe.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index.  Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index.  In this regard, the Board observed that, although the Fund underperformed its Index for each period reviewed, such underperformance was primarily attributable to the Fund’s expenses.  The Board also noted its discussion of the Fund’s performance with ECM representatives at the Board’s November 30-December 1, 2022, meeting.  Among other things, the ECM representatives described the Fund’s portfolio characteristics relative to its Index, including duration, convexity and yield, and discussed how ECM seeks to track the Index despite not being able to fully replicate the holdings of the Index due to the large number of holdings.  The Board considered the foregoing, as well as the organization of ECM’s portfolio management team, the experience of its investment personnel and its portfolio and operational risk controls.  In addition, the Board considered the due diligence and monitoring processes employed by ECM for internally-managed funds, including the Fund.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class was higher than the median contractual management fees of its respective peer group of funds.  The Board also observed that the total annual operating expense ratio for each class of the Fund was above its respective peer group median expense ratio, ranking in the fifth quintile of its peer group with respect to the Fund’s Investor Class (with the first quintile being the lowest expenses and fifth quintile being the highest expenses) and in the fourth quintile of its peer group for the Fund’s Institutional Class.
In assessing the foregoing, the Board took into account the size of the peer groups for each class, noting that the peer group for the Investor Class and Institutional Class consisted of four funds and six funds, respectively (in each case including the Fund).  In this connection, the Board considered its discussions at the March Meeting with the Independent Consultant regarding Broadridge’s peer group selection criteria for the Fund and differences in expense structures between the Fund and its peers, including certain peer funds that charge no management fee and/or are available only to select clients (such as in proprietary fund models).  Relatedly, the Board noted that, due to the limited number of Broadridge peers, ECM compiled a custom peer group of similar index funds within Morningstar’s Intermediate-Term Core Bond peer group, which showed that the Fund’s total expense ratio for each share class is within two basis points of the custom peer group median ‑ results that ECM believes support a determination that the current fee structure is reasonable.  The Board also considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The

Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth) and investments in the business intended to enhance services available to the Fund and shareholders.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding the ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.  The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023